UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock 2070 Lifetime Blend Portfolio
  John Hancock 2065 Lifetime Blend Portfolio
  John Hancock 2060 Lifetime Blend Portfolio
  John Hancock 2055 Lifetime Blend Portfolio
  John Hancock 2050 Lifetime Blend Portfolio
  John Hancock 2045 Lifetime Blend Portfolio
  John Hancock 2040 Lifetime Blend Portfolio
  John Hancock 2035 Lifetime Blend Portfolio
  John Hancock 2030 Lifetime Blend Portfolio
  John Hancock 2025 Lifetime Blend Portfolio
  John Hancock 2020 Lifetime Blend Portfolio
  John Hancock 2015 Lifetime Blend Portfolio
  John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class 1/JHOBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$3	0.05%
Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

494SA-1

2/26

4/26

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class A/JHOAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$21	0.41%
Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

494SA-A

2/26

4/26

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class R6/JHODX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$1	0.01%
Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

494SA-R6

2/26

4/26

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class 1/JAAFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$3	0.05%
Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

478SA-1

2/26

4/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class A/JHBLX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$21	0.41%
Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

478SA-A

2/26

4/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class R6/JAAKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%
Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

478SA-R6

2/26

4/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class 1/JRODX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$3	0.05%
Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

464SA-1
2/26
4/26
John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class A/JHBKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$21	0.41%
Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

464SA-A
2/26
4/26
John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R4/JHIKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$14	0.26%
Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

464SA-R4

2/26

4/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R6/JIEHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$1	0.01%
Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

464SA-R6

2/26

4/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class 1/JLKZX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$3	0.05%
Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

450SA-1

2/26

4/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class A/JHBJX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$21	0.41%
Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

450SA-A

2/26

4/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R4/JLKWX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$14	0.26%
Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

450SA-R4

2/26

4/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R6/JLKYX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$1	0.01%
Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

450SA-R6

2/26

4/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class 1/JRLWX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$3	0.05%
Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

436SA-1

2/26

4/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class A/JHBFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$21	0.41%
Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

436SA-A

2/26

4/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R4/JRTYX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$13	0.25%
Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

436SA-R4

2/26

4/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R6/JRLZX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$1	0.01%
Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

436SA-R6

2/26

4/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class 1/JRLQX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$3	0.05%
Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

435SA-1

2/26

4/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class A/JHBEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$21	0.41%
Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

435SA-A

2/26

4/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R4/JRLUX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$13	0.25%
Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

435SA-R4

2/26

4/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R6/JRLVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$1	0.01%
Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

435SA-R6

2/26

4/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class 1/JRTTX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$3	0.05%
Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

434SA-1

2/26

4/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class A/JHBAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$21	0.41%
Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

434SA-A

2/26

4/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R4/JRTVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$13	0.25%
Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

434SA-R4

2/26

4/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R6/JRTWX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$1	0.01%
Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

434SA-R6

2/26

4/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class 1/JRTKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$3	0.05%
Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

433SA-1

2/26

4/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class A/JHAYX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$21	0.41%
Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

433SA-A

2/26

4/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R4/JRTMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$13	0.25%
Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

433SA-R4

2/26

4/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R6/JRTNX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$1	0.01%
Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

433SA-R6

2/26

4/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class 1/JRTGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$3	0.05%
Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

432SA-1

2/26

4/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class A/JHAVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$21	0.41%
Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

432SA-A

2/26

4/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R4/JRTIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$13	0.26%
Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

432SA-R4

2/26

4/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R6/JRTJX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%
Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

432SA-R6
2/26
4/26
John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class 1/JRTBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$5	0.09%
Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

431SA-1
2/26
4/26
John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class A/JHAUX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$23	0.45%
Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

431SA-A
2/26
4/26
John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R4/JRTDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$15	0.29%
Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

431SA-R4
2/26
4/26
John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R6/JRTFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$2	0.04%
Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

431SA-R6

2/26

4/26

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class 1/JRLOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$6	0.12%
Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

430SA-1

2/26

4/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class A/JHAPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$25	0.48%
Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

430SA-A

2/26

4/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R4/JRLPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$17	0.33%
Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

430SA-R4

2/26

4/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R6/JRTAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$4	0.08%
Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

430SA-R6

2/26

4/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class 1/JRLIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$8	0.15%
Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

429SA-1

2/26

4/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class A/JHAOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$26	0.51%
Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

429SA-A

2/26

4/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R4/JRLKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$17	0.34%
Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

429SA-R4

2/26

4/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R6/JRLLX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$5	0.10%
Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

429SA-R6

2/26

4/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class 1/JRLDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$8	0.16%
Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

428SA-1

2/26

4/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class A/JHANX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$27	0.52%
Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

428SA-A

2/26

4/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R4/JRLFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$14	0.27%
Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

428SA-R4

2/26

4/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R6/JRLHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$6	0.12%
Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244523

428SA-R6

2/26

4/26

John Hancock 2010 Lifetime Blend Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock 2070 Lifetime Blend Portfolio

  John Hancock 2065 Lifetime Blend Portfolio

  John Hancock 2060 Lifetime Blend Portfolio

  John Hancock 2055 Lifetime Blend Portfolio

  John Hancock 2050 Lifetime Blend Portfolio

  John Hancock 2045 Lifetime Blend Portfolio

  John Hancock 2040 Lifetime Blend Portfolio

  John Hancock 2035 Lifetime Blend Portfolio

  John Hancock 2030 Lifetime Blend Portfolio

  John Hancock 2025 Lifetime Blend Portfolio

  John Hancock 2020 Lifetime Blend Portfolio

  John Hancock 2015 Lifetime Blend Portfolio

  John Hancock 2010 Lifetime Blend Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Lifetime Blend Portfolios
Target date
February 28, 2026

John Hancock
Lifetime Blend Portfolios

2	Portfolios’ investments
11	Financial statements
24	Financial highlights
37	Notes to financial statements
59	Shareholder meeting
1	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	68,998	$950,788
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	80,572	1,091,751
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	7,203	99,971
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,408	19,936
High Yield, Class NAV, JHBT (MIM US) (B)	4,873	14,862

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,088,939)		$2,177,308
UNAFFILIATED INVESTMENT COMPANIES - 35.9%
Equity - 35.9%
Fidelity Mid Cap Index Fund	10,182	402,374
Fidelity Small Cap Index Fund	3,452	113,412
Vanguard FTSE Developed Markets ETF	2,349	164,994
Vanguard FTSE Emerging Markets ETF	1,439	83,606
Vanguard S&P 500 ETF	787	496,629

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,191,390)		$1,261,015
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$10,800	2,728
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	21,100	5,603
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	17,500	4,902
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	12,600	3,726

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,466)		$16,959
SHORT-TERM INVESTMENTS - 5.2%
Short-term funds - 5.2%
John Hancock Collateral Trust, 3.5447% (C)(D)	18,458	184,631

TOTAL SHORT-TERM INVESTMENTS (Cost $183,095)		$184,631
Total investments (Cost $3,479,890) - 103.5%		$3,639,913
Other assets and liabilities, net - (3.5%)		(123,668)
TOTAL NET ASSETS - 100.0%		$3,516,245
2065 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,242,987	$44,688,360
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,808,003	51,598,446
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	340,198	4,721,954
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	113,404	$938,989
High Yield, Class NAV, JHBT (MIM US) (B)	228,789	697,808

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,151,537)		$102,645,557
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	480,254	18,979,646
Fidelity Small Cap Index Fund	160,830	5,283,263
Vanguard FTSE Developed Markets ETF	121,621	8,542,659
Vanguard FTSE Emerging Markets ETF	73,041	4,243,682
Vanguard S&P 500 ETF	39,967	25,220,774

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $49,474,188)		$62,270,024
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	300	0
ICA Gruppen AB (E)(F)	13	0
Health care - 0.0%
NMC Health PLC (E)(F)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	240	725
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,216	0

TOTAL COMMON STOCKS (Cost $303)		$725
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$616,200	155,661
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	956,400	253,943
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	818,800	229,346
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	724,800	214,336

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $882,084)		$853,286
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.5447% (C)(D)	23,045	230,516

TOTAL SHORT-TERM INVESTMENTS (Cost $230,001)		$230,516
Total investments (Cost $133,738,113) - 100.1%		$166,000,108
Other assets and liabilities, net - (0.1%)		(234,570)
TOTAL NET ASSETS - 100.0%		$165,765,538
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	2

2060 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,946,557	$109,503,556
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,286,820	125,836,412
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	824,670	11,446,420
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	274,902	2,276,189
High Yield, Class NAV, JHBT (MIM US) (B)	554,605	1,691,546

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $193,381,155)		$250,754,123
UNAFFILIATED INVESTMENT COMPANIES - 37.5%
Equity - 37.5%
Fidelity Mid Cap Index Fund	1,172,089	46,320,972
Fidelity Small Cap Index Fund	397,442	13,055,954
Vanguard FTSE Developed Markets ETF	300,531	21,109,297
Vanguard FTSE Emerging Markets ETF	177,637	10,320,710
Vanguard S&P 500 ETF	97,161	61,312,477

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $111,597,620)		$152,119,410
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	2,326	0
ICA Gruppen AB (E)(F)	100	0
Health care - 0.0%
NMC Health PLC (E)(F)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,860	5,617
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	9,419	0

TOTAL COMMON STOCKS (Cost $2,348)		$5,617
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$1,524,100	385,010
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	2,584,100	686,129
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,188,000	612,858
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	1,792,700	530,132

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,333,943)		$2,214,129
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.5447% (C)(D)	34,323	343,332

TOTAL SHORT-TERM INVESTMENTS (Cost $342,976)		$343,332
Total investments (Cost $307,658,042) - 99.9%		$405,436,611
Other assets and liabilities, net - 0.1%		326,122
TOTAL NET ASSETS - 100.0%		$405,762,733
2055 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,486,618	$172,065,593
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,634,241	198,293,966
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,294,389	17,966,113
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	431,482	3,572,670
High Yield, Class NAV, JHBT (MIM US) (B)	870,500	2,655,024

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $299,233,884)		$394,553,366
UNAFFILIATED INVESTMENT COMPANIES - 37.5%
Equity - 37.5%
Fidelity Mid Cap Index Fund	1,845,666	72,940,713
Fidelity Small Cap Index Fund	620,867	20,395,483
Vanguard FTSE Developed Markets ETF	468,278	32,891,847
Vanguard FTSE Emerging Markets ETF	279,376	16,231,746
Vanguard S&P 500 ETF	152,579	96,283,449

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $169,712,222)		$238,743,238
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	4,869	0
ICA Gruppen AB (E)(F)	209	0
Health care - 0.0%
NMC Health PLC (E)(F)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	3,894	11,760
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	19,720	0

TOTAL COMMON STOCKS (Cost $4,917)		$11,760
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$2,407,300	608,119
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	4,207,000	1,117,041
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	3,506,700	982,226
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	2,831,800	837,411

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,763,754)		$3,544,797
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (C)(D)	20,382	203,879

TOTAL SHORT-TERM INVESTMENTS (Cost $203,885)		$203,879
Total investments (Cost $472,918,662) - 100.0%		$637,057,040
Other assets and liabilities, net - 0.0%		240,754
TOTAL NET ASSETS - 100.0%		$637,297,794
3	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,111,550	$222,017,160
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,732,097	253,819,908
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,647,082	22,861,500
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	550,240	4,555,987
High Yield, Class NAV, JHBT (MIM US) (B)	1,113,535	3,396,281

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $382,257,223)		$506,650,836
UNAFFILIATED INVESTMENT COMPANIES - 37.5%
Equity - 37.5%
Fidelity Mid Cap Index Fund	2,367,084	93,547,156
Fidelity Small Cap Index Fund	802,650	26,367,049
Vanguard FTSE Developed Markets ETF (H)	609,751	42,828,910
Vanguard FTSE Emerging Markets ETF	364,235	21,162,054
Vanguard S&P 500 ETF	196,592	124,057,415

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $218,509,554)		$307,962,584
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	6,675	0
ICA Gruppen AB (E)(F)	287	0
Health care - 0.0%
NMC Health PLC (E)(F)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	5,335	16,110
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	27,032	0

TOTAL COMMON STOCKS (Cost $6,739)		$16,110
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$3,117,400	787,500
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	5,498,000	1,459,826
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	4,582,600	1,283,585
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	3,666,800	1,084,335

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,899,797)		$4,615,246
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.5447% (C)(I)	873,648	8,739,104

TOTAL SHORT-TERM INVESTMENTS (Cost $8,739,610)		$8,739,104
Total investments (Cost $614,412,923) - 100.9%		$827,983,880
Other assets and liabilities, net - (0.9%)		(7,754,350)
TOTAL NET ASSETS - 100.0%		$820,229,530
2045 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 53.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,551,733	$241,862,881
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,306,721	275,156,066
Fixed income - 5.9%
Bond, Class NAV, JHSB (MIM US) (B)	2,503,650	34,750,663
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,505,359	12,464,371
High Yield, Class NAV, JHBT (MIM US) (B)	3,068,804	9,359,851

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $435,217,886)		$573,593,832
UNAFFILIATED INVESTMENT COMPANIES - 39.6%
Equity - 35.3%
Fidelity Mid Cap Index Fund	2,441,814	96,500,473
Fidelity Small Cap Index Fund	817,605	26,858,316
iShares Global Infrastructure ETF	9,451	655,616
iShares MSCI Global Min Vol Factor ETF	51,910	6,499,132
Vanguard Dividend Appreciation ETF	25,540	5,815,458
Vanguard Energy ETF (H)	15,886	2,503,475
Vanguard FTSE Developed Markets ETF	769,367	54,040,338
Vanguard FTSE Emerging Markets ETF	264,871	15,389,005
Vanguard Global ex-U.S. Real Estate ETF	12,894	653,855
Vanguard Materials ETF (H)	5,395	1,317,081
Vanguard Real Estate ETF	20,536	1,965,091
Vanguard S&P 500 ETF	201,565	127,195,578
Fixed income - 3.6%
Vanguard Total Bond Market ETF	462,420	34,760,111
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	443,133	6,611,544

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $279,894,156)		$380,765,073
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,519	0
ICA Gruppen AB (E)(F)	366	0
Health care - 0.0%
NMC Health PLC (E)(F)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,811	20,567
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	34,500	0

TOTAL COMMON STOCKS (Cost $8,601)		$20,567
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$5,104,700	1,289,521
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	4

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	8,707,600	$2,312,038
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	7,261,400	2,033,916
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	6,003,600	1,775,366

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,902,057)		$7,410,841
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 3.5447% (C)(I)	902,362	9,026,319

TOTAL SHORT-TERM INVESTMENTS (Cost $9,026,488)		$9,026,319
Total investments (Cost $732,049,188) - 100.9%		$970,816,632
Other assets and liabilities, net - (0.9%)		(8,929,626)
TOTAL NET ASSETS - 100.0%		$961,887,006
2040 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.8%
Equity - 48.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,952,983	$247,392,113
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,136,951	272,855,685
Fixed income - 10.5%
Bond, Class NAV, JHSB (MIM US) (B)	5,159,517	71,614,093
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,759,077	22,845,159
High Yield, Class NAV, JHBT (MIM US) (B)	5,909,316	18,023,414

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $491,622,073)		$632,730,464
UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Equity - 32.8%
Fidelity Mid Cap Index Fund	2,289,270	90,471,933
Fidelity Small Cap Index Fund	773,018	25,393,649
iShares Global Infrastructure ETF	27,822	1,930,012
iShares MSCI Global Min Vol Factor ETF	115,830	14,501,916
Vanguard Dividend Appreciation ETF (H)	42,150	9,597,555
Vanguard Energy ETF	46,706	7,360,399
Vanguard FTSE Developed Markets ETF (H)	912,803	64,115,283
Vanguard FTSE Emerging Markets ETF	163,861	9,520,324
Vanguard Global ex-U.S. Real Estate ETF	37,988	1,926,371
Vanguard Materials ETF	15,845	3,868,240
Vanguard Real Estate ETF	60,567	5,795,658
Vanguard S&P 500 ETF	187,871	118,554,116
Fixed income - 6.6%
Vanguard Total Bond Market ETF	952,878	71,627,839
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	482,020	7,191,738
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $323,383,262)		$431,855,033
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,209	$0
ICA Gruppen AB (E)(F)	353	0
Health care - 0.0%
NMC Health PLC (E)(F)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,565	19,823
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	33,245	0

TOTAL COMMON STOCKS (Cost $8,288)		$19,823
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$7,429,000	1,876,673
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	12,812,500	3,401,969
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	10,679,600	2,991,353
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	8,736,700	2,583,589

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,736,928)		$10,853,584
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.5447% (C)(I)	391,493	3,916,108

TOTAL SHORT-TERM INVESTMENTS (Cost $3,916,531)		$3,916,108
Total investments (Cost $830,667,082) - 100.2%		$1,079,375,012
Other assets and liabilities, net - (0.2%)		(2,616,983)
TOTAL NET ASSETS - 100.0%		$1,076,758,029
2035 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.6%
Equity - 43.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,869,946	$232,467,859
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,340,899	289,169,179
Fixed income - 15.4%
Bond, Class NAV, JHSB (MIM US) (B)	8,569,768	118,948,381
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,244,970	35,148,353
Global Senior Loan ETF, JHETF (CQS) (B)	220,377	5,427,886
High Yield, Class NAV, JHBT (MIM US) (B)	8,917,168	27,197,362

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $562,853,847)		$708,359,020
5	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Equity - 28.6%
Fidelity Mid Cap Index Fund	2,093,998	$82,754,807
Fidelity Small Cap Index Fund	704,915	23,156,465
iShares Global Infrastructure ETF (H)	45,946	3,187,274
iShares MSCI Global Min Vol Factor ETF	187,821	23,515,189
Vanguard Dividend Appreciation ETF	68,019	15,487,926
Vanguard Energy ETF (H)	77,000	12,134,430
Vanguard FTSE Developed Markets ETF (H)	1,032,124	72,496,390
Vanguard FTSE Emerging Markets ETF (H)	122,488	7,116,553
Vanguard Global ex-U.S. Real Estate ETF	62,549	3,171,860
Vanguard Materials ETF	26,080	6,366,910
Vanguard Real Estate ETF	99,853	9,554,934
Vanguard S&P 500 ETF	137,996	87,080,996
Fixed income - 10.4%
Vanguard Short-Term Corporate Bond ETF (H)	75,542	6,058,468
Vanguard Total Bond Market ETF	1,582,867	118,984,113
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	540,557	8,065,110

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $370,312,912)		$479,131,425
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,783	0
ICA Gruppen AB (E)(F)	377	0
Health care - 0.0%
NMC Health PLC (E)(F)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	7,026	21,217
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	35,571	0

TOTAL COMMON STOCKS (Cost $8,869)		$21,217
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$297,951	295,459
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,843,651	1,854,973
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,856,101	1,894,554
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,739,777	1,798,283
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	9,561,600	2,415,398
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	17,162,200	4,556,899
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	14,305,000	4,006,827
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	11,247,600	3,326,105

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,307,825)		$20,148,498
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.5447% (C)(I)	1,388,943	$13,893,596

TOTAL SHORT-TERM INVESTMENTS (Cost $13,894,120)		$13,893,596
Total investments (Cost $968,377,573) - 101.1%		$1,221,553,756
Other assets and liabilities, net - (1.1%)		(13,675,971)
TOTAL NET ASSETS - 100.0%		$1,207,877,785
2030 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.6%
Equity - 36.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,191,355	$181,776,874
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,159,864	246,066,158
Fixed income - 19.1%
Bond, Class NAV, JHSB (MIM US) (B)	9,351,032	129,792,324
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,743,851	47,559,086
Global Senior Loan ETF, JHETF (CQS) (B)	552,678	13,612,459
High Yield, Class NAV, JHBT (MIM US) (B)	10,777,382	32,871,016

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $529,285,692)		$651,677,917
UNAFFILIATED INVESTMENT COMPANIES - 41.1%
Equity - 24.8%
Fidelity Mid Cap Index Fund	1,622,835	64,134,444
Fidelity Small Cap Index Fund	534,077	17,544,443
iShares Global Infrastructure ETF	59,719	4,142,707
iShares MSCI Global Min Vol Factor ETF	226,747	28,388,724
Vanguard Dividend Appreciation ETF	81,812	18,628,592
Vanguard Energy ETF	99,582	15,693,127
Vanguard FTSE Developed Markets ETF	865,506	60,793,141
Vanguard FTSE Emerging Markets ETF	58,556	3,402,104
Vanguard Global ex-U.S. Real Estate ETF	81,071	4,111,110
Vanguard Materials ETF	34,001	8,300,664
Vanguard Real Estate ETF	129,601	12,401,521
Vanguard S&P 500 ETF	83,610	52,761,254
Fixed income - 15.6%
Vanguard Short-Term Corporate Bond ETF	663,992	53,252,158
Vanguard Total Bond Market ETF	1,727,168	129,831,219
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	531,076	7,923,654

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $393,811,840)		$481,308,862
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	6

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	7,871	$0
ICA Gruppen AB (E)(F)	338	0
Health care - 0.0%
NMC Health PLC (E)(F)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,295	19,008
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	31,878	0

TOTAL COMMON STOCKS (Cost $7,947)		$19,008
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,249,763	1,239,310
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,810,211	7,858,174
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,787,624	7,948,961
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,374,200	7,622,180
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	8,853,500	2,236,522
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	16,267,800	4,319,418
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	13,561,200	3,798,489
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	10,414,400	3,079,714

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,938,864)		$38,102,768
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.5447% (C)(D)	72,577	725,992

TOTAL SHORT-TERM INVESTMENTS (Cost $725,995)		$725,992
Total investments (Cost $962,770,338) - 100.0%		$1,171,834,547
Other assets and liabilities, net - (0.0%)		(499,012)
TOTAL NET ASSETS - 100.0%		$1,171,335,535
2025 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.2%
Equity - 28.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,149,754	$98,523,607
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,844,809	133,397,168
Fixed income - 24.4%
Bond, Class NAV, JHSB (MIM US) (B)	8,133,547	112,893,638
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,971,572	41,164,616
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	618,833	$15,241,857
High Yield, Class NAV, JHBT (MIM US) (B)	9,082,302	27,701,020

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $359,837,874)		$428,921,906
UNAFFILIATED INVESTMENT COMPANIES - 42.1%
Equity - 21.4%
Fidelity Mid Cap Index Fund	820,532	32,427,434
Fidelity Small Cap Index Fund	274,093	9,003,971
iShares Global Infrastructure ETF	49,549	3,437,214
iShares MSCI Global Min Vol Factor ETF	178,411	22,337,057
Vanguard Dividend Appreciation ETF	64,917	14,781,601
Vanguard Energy ETF (H)	83,298	13,126,932
Vanguard FTSE Developed Markets ETF (H)	570,828	40,094,959
Vanguard Global ex-U.S. Real Estate ETF	67,597	3,427,844
Vanguard Materials ETF	28,252	6,897,161
Vanguard Real Estate ETF	107,696	10,305,430
Vanguard S&P 500 ETF	26,427	16,676,494
Fixed income - 20.0%
Vanguard Short-Term Corporate Bond ETF (H)	613,001	49,162,680
Vanguard Total Bond Market ETF	1,500,625	112,801,981
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	371,787	5,547,062

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $287,847,108)		$340,027,820
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	5,304	0
ICA Gruppen AB (E)(F)	228	0
Health care - 0.0%
NMC Health PLC (E)(F)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	4,242	12,811
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	21,481	0

TOTAL COMMON STOCKS (Cost $5,355)		$12,811
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,534,400	1,521,566
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,652,350	9,711,625
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	9,559,842	9,757,895
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,115,130	9,421,654
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	4,847,500	1,224,549
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	9,100,900	2,416,467
7	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	7,588,000	$2,125,397
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	5,703,100	1,686,503

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,058,485)		$37,865,656
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 3.5447% (C)(I)	1,092,567	10,928,947

TOTAL SHORT-TERM INVESTMENTS (Cost $10,929,252)		$10,928,947
Total investments (Cost $696,678,074) - 101.3%		$817,757,140
Other assets and liabilities, net - (1.3%)		(10,548,432)
TOTAL NET ASSETS - 100.0%		$807,208,708
2020 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.7%
Equity - 22.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,926,155	$26,542,414
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,604,417	48,839,852
Fixed income - 26.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,682,088	51,107,375
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,179,914	18,049,686
Global Senior Loan ETF, JHETF (CQS) (B)	356,553	8,781,900
High Yield, Class NAV, JHBT (MIM US) (B)	4,064,800	12,397,639

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $143,274,660)		$165,718,866
UNAFFILIATED INVESTMENT COMPANIES - 45.2%
Equity - 21.7%
Fidelity Mid Cap Index Fund	255,352	10,091,506
Fidelity Small Cap Index Fund	83,815	2,753,336
iShares Global Infrastructure ETF	21,368	1,482,298
iShares MSCI Global Min Vol Factor ETF	77,165	9,661,058
Vanguard Dividend Appreciation ETF	27,845	6,340,307
Vanguard Energy ETF (H)	35,846	5,648,971
Vanguard FTSE Developed Markets ETF (H)	338,710	23,790,990
Vanguard Global ex-U.S. Real Estate ETF	29,115	1,476,422
Vanguard Materials ETF (H)	12,132	2,961,785
Vanguard Real Estate ETF	46,545	4,453,891
Vanguard S&P 500 ETF	8,156	5,146,762
Fixed income - 22.8%
Vanguard Short-Term Corporate Bond ETF (H)	330,316	26,491,343
Vanguard Total Bond Market ETF	678,841	51,028,479
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	155,671	2,322,611
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $130,427,927)		$153,649,759
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	1,639	$0
ICA Gruppen AB (E)(F)	70	0
Health care - 0.0%
NMC Health PLC (E)(F)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,309	3,951
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	6,637	0

TOTAL COMMON STOCKS (Cost $1,655)		$3,951
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$916,922	909,252
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,775,982	5,811,453
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,712,451	5,830,797
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,454,746	5,638,178
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	1,460,300	368,893
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	2,785,800	739,684
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,322,000	650,392
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	1,718,000	508,042

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,330,431)		$20,456,691
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 3.5447% (C)(I)	181,349	1,814,035

TOTAL SHORT-TERM INVESTMENTS (Cost $1,814,105)		$1,814,035
Total investments (Cost $295,848,778) - 100.5%		$341,643,302
Other assets and liabilities, net - (0.5%)		(1,589,478)
TOTAL NET ASSETS - 100.0%		$340,053,824
2015 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.9%
Equity - 15.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	310,322	$4,276,241
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	796,937	10,798,503
Fixed income - 29.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,105,257	15,340,973
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	8

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	633,372	$5,244,322
Global Senior Loan ETF, JHETF (CQS) (B)	126,718	3,121,064
High Yield, Class NAV, JHBT (MIM US) (B)	1,196,912	3,650,581

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,080,143)		$42,431,684
UNAFFILIATED INVESTMENT COMPANIES - 47.4%
Equity - 21.0%
Fidelity Mid Cap Index Fund	43,584	1,722,434
Fidelity Small Cap Index Fund	14,595	479,439
iShares Global Infrastructure ETF	5,683	394,230
iShares MSCI Global Min Vol Factor ETF	20,465	2,562,218
Vanguard Dividend Appreciation ETF	7,440	1,694,088
Vanguard Energy ETF	9,514	1,499,311
Vanguard FTSE Developed Markets ETF	106,795	7,501,281
Vanguard Global ex-U.S. Real Estate ETF	7,749	392,952
Vanguard Materials ETF	3,234	789,516
Vanguard Real Estate ETF	12,348	1,181,581
Vanguard S&P 500 ETF	2,491	1,571,921
Fixed income - 25.7%
Vanguard Short-Term Corporate Bond ETF	111,486	8,941,177
Vanguard Total Bond Market ETF	204,123	15,343,926
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	42,493	633,996

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,453,873)		$44,708,070
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	424	0
ICA Gruppen AB (E)(F)	18	0
Health care - 0.0%
NMC Health PLC (E)(F)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	336	1,016
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,716	0

TOTAL COMMON STOCKS (Cost $427)		$1,016
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$347,533	344,626
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,185,913	2,199,336
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,164,959	2,209,811
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,064,558	2,133,985
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	258,400	$65,276
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	525,100	139,424
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	437,300	122,488
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	304,900	90,164

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,214,916)		$7,305,110
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (C)(D)	316	3,162

TOTAL SHORT-TERM INVESTMENTS (Cost $3,160)		$3,162
Total investments (Cost $82,752,519) - 100.0%		$94,449,042
Other assets and liabilities, net - 0.0%		26,508
TOTAL NET ASSETS - 100.0%		$94,475,550
2010 LIFETIME BLEND PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.6%
Equity - 10.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	133,954	$1,845,882
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	414,534	5,616,934
Fixed income - 31.1%
Bond, Class NAV, JHSB (MIM US) (B)	873,589	12,125,419
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	499,257	4,133,846
Global Senior Loan ETF, JHETF (CQS) (B)	116,600	2,871,858
High Yield, Class NAV, JHBT (MIM US) (B)	952,445	2,904,958

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,087,780)		$29,498,897
UNAFFILIATED INVESTMENT COMPANIES - 49.2%
Equity - 19.7%
Fidelity Mid Cap Index Fund	8,759	346,156
Fidelity Small Cap Index Fund	10,407	341,886
iShares Global Infrastructure ETF	4,195	291,007
iShares MSCI Global Min Vol Factor ETF	15,127	1,893,900
Vanguard Dividend Appreciation ETF	5,504	1,253,261
Vanguard Energy ETF	7,053	1,111,482
Vanguard FTSE Developed Markets ETF	83,403	5,858,227
Vanguard Global ex-U.S. Real Estate ETF	5,723	290,213
Vanguard Materials ETF	2,396	584,935
Vanguard Real Estate ETF	9,118	872,503
Vanguard S&P 500 ETF	1,759	1,109,999
Fixed income - 28.8%
Vanguard Short-Term Corporate Bond ETF	103,808	8,325,402
Vanguard Total Bond Market ETF	161,413	12,133,415
9	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative markets - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	31,476	$469,622

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,877,351)		$34,882,008
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	225	0
ICA Gruppen AB (E)(F)	10	0
Health care - 0.0%
NMC Health PLC (E)(F)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	180	544
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	911	0

TOTAL COMMON STOCKS (Cost $227)		$544
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$321,020	318,335
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,025,694	2,038,134
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,000,961	2,042,415
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,911,702	1,975,988
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	77,800	19,653
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	168,500	44,740
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	140,500	39,354
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	91,800	27,147

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,411,853)		$6,505,766
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (C)(D)	138	1,376

TOTAL SHORT-TERM INVESTMENTS (Cost $1,374)		$1,376
Total investments (Cost $64,378,585) - 100.0%		$70,888,591
Other assets and liabilities, net - 0.0%		9,543
TOTAL NET ASSETS - 100.0%		$70,898,134
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 2-28-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Non-income producing.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	All or a portion of this security is on loan as of 2-28-26.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$1,277,974	$63,124,035	$154,339,156	$242,299,795
Affiliated investments, at value	2,361,939	102,876,073	251,097,455	394,757,245
Total investments, at value	3,639,913	166,000,108	405,436,611	637,057,040
Cash	149	2,392	—	—
Dividends and interest receivable	728	27,075	78,155	132,765
Receivable for fund shares sold	463,151	162,590	1,212,836	693,502
Receivable from affiliates	1,179	3,540	7,335	11,062
Other assets	24,791	28,933	54,451	66,829
Total assets	4,129,911	166,224,638	406,789,388	637,961,198
Liabilities
Due to custodian	—	—	11,381	14,446
Payable for investments purchased	482,970	273,891	630,376	435,519
Payable for fund shares repurchased	—	140,005	320,771	134,349
Accrued offering expense	94,663	—	—	—
Payable to affiliates
Accounting and legal services fees	82	4,624	11,346	17,843
Transfer agent fees	20	2,288	9,032	15,480
Distribution and service fees	—	—	142	140
Trustees’ fees	68	256	635	1,043
Other liabilities and accrued expenses	35,863	38,036	42,972	44,584
Total liabilities	613,666	459,100	1,026,655	663,404
Net assets	$3,516,245	$165,765,538	$405,762,733	$637,297,794
Net assets consist of
Paid-in capital	$3,340,006	$131,484,681	$304,734,867	$468,096,633
Total distributable earnings (loss)	176,239	34,280,857	101,027,866	169,201,161
Net assets	$3,516,245	$165,765,538	$405,762,733	$637,297,794
Unaffiliated investments, at cost	$1,207,856	$50,356,575	$113,933,911	$173,480,893
Affiliated investments, at cost	2,272,034	83,381,538	193,724,131	299,437,769
Total investments, at cost	3,479,890	133,738,113	307,658,042	472,918,662
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$260,805	$26,593,314	$106,054,307	$182,825,190
Shares outstanding	20,583	1,542,676	5,467,270	10,307,958
Net asset value and redemption price per share	$12.67	$17.24	$19.40	$17.74
Class R4
Net assets	—	—	$1,869,097	$1,848,319
Shares outstanding	—	—	96,402	104,478
Net asset value, offering price and redemption price per share	—	—	$19.39	$17.69
Class R6
Net assets	$174,615	$29,468,520	$95,633,184	$138,042,176
Shares outstanding	13,767	1,711,533	4,932,458	7,799,306
Net asset value, offering price and redemption price per share	$12.68	$17.22	$19.39	$17.70
Class 1
Net assets	$3,080,825	$109,703,704	$202,206,145	$314,582,109
Shares outstanding	242,920	6,366,737	10,428,215	17,758,871
Net asset value, offering price and redemption price per share	$12.68	$17.23	$19.39	$17.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.34	$18.15	$20.42	$18.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$312,593,940	$388,196,481	$442,728,440	$499,301,140
Affiliated investments, at value	515,389,940	582,620,151	636,646,572	722,252,616
Total investments, at value	827,983,880	970,816,632	1,079,375,012	1,221,553,756
Dividends and interest receivable	175,198	295,844	519,843	831,343
Receivable for fund shares sold	3,188,768	1,572,148	1,716,282	988,142
Receivable for investments sold	—	—	75	57,741
Receivable for securities lending income	1,107	825	1,935	2,768
Receivable from affiliates	14,200	16,823	18,921	21,626
Other assets	72,312	75,221	80,803	88,887
Total assets	831,435,465	972,777,493	1,081,712,871	1,223,544,263
Liabilities
Due to custodian	14,541	16,958	18,225	72,776
Payable for investments purchased	3,405,669	6,886,402	812,983	967,229
Payable for fund shares repurchased	340,025	232,666	160,100	626,907
Payable upon return of securities loaned	7,354,375	3,654,007	3,857,350	13,883,475
Payable to affiliates
Accounting and legal services fees	23,121	27,053	30,362	34,112
Transfer agent fees	20,774	24,629	26,091	30,783
Distribution and service fees	158	311	97	400
Trustees’ fees	1,339	1,575	1,797	2,059
Other liabilities and accrued expenses	45,933	46,886	47,837	48,737
Total liabilities	11,205,935	10,890,487	4,954,842	15,666,478
Net assets	$820,229,530	$961,887,006	$1,076,758,029	$1,207,877,785
Net assets consist of
Paid-in capital	$599,582,874	$715,749,743	$818,394,553	$946,262,640
Total distributable earnings (loss)	220,646,656	246,137,263	258,363,476	261,615,145
Net assets	$820,229,530	$961,887,006	$1,076,758,029	$1,207,877,785
Unaffiliated investments, at cost	$223,416,090	$287,804,814	$335,128,478	$391,629,606
Affiliated investments, at cost	390,996,833	444,244,374	495,538,604	576,747,967
Total investments, at cost	614,412,923	732,049,188	830,667,082	968,377,573
Securities loaned, at value	$7,206,775	$3,579,515	$3,780,658	$13,585,512
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$242,247,555	$290,089,797	$303,991,604	$362,100,637
Shares outstanding	13,461,758	16,837,137	18,446,763	23,501,657
Net asset value and redemption price per share	$18.00	$17.23	$16.48	$15.41
Class R4
Net assets	$2,093,693	$3,997,179	$1,214,199	$5,196,223
Shares outstanding	116,510	232,778	73,738	337,426
Net asset value, offering price and redemption price per share	$17.97	$17.17	$16.47	$15.40
Class R6
Net assets	$192,278,341	$202,297,773	$245,324,834	$259,643,978
Shares outstanding	10,708,992	11,745,518	14,899,096	16,866,429
Net asset value, offering price and redemption price per share	$17.95	$17.22	$16.47	$15.39
Class 1
Net assets	$383,609,941	$465,502,257	$526,227,392	$580,936,947
Shares outstanding	21,342,942	27,044,767	31,966,612	37,722,434
Net asset value, offering price and redemption price per share	$17.97	$17.21	$16.46	$15.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.95	$18.14	$17.35	$16.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	12

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$519,430,638	$377,906,287	$174,110,401	$52,014,196
Affiliated investments, at value	652,403,909	439,850,853	167,532,901	42,434,846
Total investments, at value	1,171,834,547	817,757,140	341,643,302	94,449,042
Dividends and interest receivable	1,055,479	958,254	447,722	143,682
Receivable for fund shares sold	795,897	496,849	844,417	3,698
Receivable for investments sold	—	260,002	—	71,786
Receivable for securities lending income	2,217	5,663	3,899	614
Receivable from affiliates	20,781	14,061	6,099	2,276
Other assets	95,646	77,421	47,447	33,816
Total assets	1,173,804,567	819,569,390	342,992,886	94,704,914
Liabilities
Due to custodian	22,528	261,308	12,441	9,926
Payable for investments purchased	1,654,331	882,878	942,675	100,116
Payable for fund shares repurchased	672,271	181,861	115,011	70,502
Payable upon return of securities loaned	—	10,928,350	1,799,825	—
Payable to affiliates
Accounting and legal services fees	33,121	23,013	9,573	2,763
Transfer agent fees	34,795	34,393	14,941	3,796
Distribution and service fees	546	163	114	—
Trustees’ fees	2,033	1,519	696	251
Other liabilities and accrued expenses	49,407	47,197	43,786	42,010
Total liabilities	2,469,032	12,360,682	2,939,062	229,364
Net assets	$1,171,335,535	$807,208,708	$340,053,824	$94,475,550
Net assets consist of
Paid-in capital	$961,937,785	$694,441,328	$301,898,958	$84,832,766
Total distributable earnings (loss)	209,397,750	112,767,380	38,154,866	9,642,784
Net assets	$1,171,335,535	$807,208,708	$340,053,824	$94,475,550
Unaffiliated investments, at cost	$432,758,651	$325,910,948	$150,760,013	$45,669,216
Affiliated investments, at cost	530,011,687	370,767,126	145,088,765	37,083,303
Total investments, at cost	962,770,338	696,678,074	295,848,778	82,752,519
Securities loaned, at value	—	$10,695,220	$1,761,809	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$412,279,893	$411,989,951	$180,773,325	$44,150,678
Shares outstanding	29,026,478	31,756,074	14,898,314	3,869,303
Net asset value and redemption price per share	$14.20	$12.97	$12.13	$11.41
Class R4
Net assets	$6,852,323	$2,124,146	$1,468,108	$27,976
Shares outstanding	483,024	163,953	121,244	2,457
Net asset value, offering price and redemption price per share	$14.19	$12.96	$12.11	$11.39
Class R6
Net assets	$266,600,883	$147,180,265	$65,405,987	$23,750,403
Shares outstanding	18,779,021	11,354,184	5,389,856	2,082,402
Net asset value, offering price and redemption price per share	$14.20	$12.96	$12.14	$11.41
Class 1
Net assets	$485,602,436	$245,914,346	$92,406,404	$26,546,493
Shares outstanding	34,227,565	18,989,750	7,624,628	2,328,326
Net asset value, offering price and redemption price per share	$14.19	$12.95	$12.12	$11.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.95	$13.65	$12.77	$12.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$41,388,318
Affiliated investments, at value	29,500,273
Total investments, at value	70,888,591
Dividends and interest receivable	119,178
Receivable for fund shares sold	6,092
Receivable for investments sold	437,726
Receivable for securities lending income	323
Receivable from affiliates	1,919
Other assets	31,791
Total assets	71,485,620
Liabilities
Due to custodian	342,135
Payable for investments purchased	80,166
Payable for fund shares repurchased	118,879
Payable to affiliates
Accounting and legal services fees	2,138
Transfer agent fees	2,151
Trustees’ fees	201
Other liabilities and accrued expenses	41,816
Total liabilities	587,486
Net assets	$70,898,134
Net assets consist of
Paid-in capital	$65,383,075
Total distributable earnings (loss)	5,515,059
Net assets	$70,898,134
Unaffiliated investments, at cost	$37,289,431
Affiliated investments, at cost	27,089,154
Total investments, at cost	64,378,585
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$25,383,119
Shares outstanding	2,322,722
Net asset value and redemption price per share	$10.93
Class R4
Net assets	$53,342
Shares outstanding	4,889
Net asset value, offering price and redemption price per share	$10.91
Class R6
Net assets	$13,613,349
Shares outstanding	1,246,553
Net asset value, offering price and redemption price per share	$10.92
Class 1
Net assets	$31,848,324
Shares outstanding	2,918,857
Net asset value, offering price and redemption price per share	$10.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	14

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$27,756	$1,621,102	$4,019,234	$6,357,871
Dividends from unaffiliated investments	6,331	575,332	1,439,736	2,286,292
Interest	—	17,722	46,541	81,263
Other income received from advisor	283	25,862	64,014	99,611
Total investment income	34,370	2,240,018	5,569,525	8,825,037
Expenses
Investment management fees	2,134	176,953	443,298	703,744
Distribution and service fees	551	57,616	183,836	317,200
Offering costs	49,033	—	—	—
Accounting and legal services fees	152	13,200	33,066	52,489
Transfer agent fees	75	12,647	51,030	90,893
Trustees’ fees	71	1,500	3,898	6,322
Custodian fees	13,141	13,641	13,641	13,641
State registration fees	6,212	26,822	30,515	32,963
Printing and postage	11,149	12,001	11,746	12,450
Professional fees	17,717	21,883	25,359	28,520
Other	4,865	6,846	9,215	11,656
Total expenses	105,100	343,109	805,604	1,269,878
Less expense reductions	(104,474)	(272,870)	(571,590)	(862,666)
Net expenses	626	70,239	234,014	407,212
Net investment income	33,744	2,169,779	5,335,511	8,417,825
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,020)	245,247	910,483	1,479,477
Affiliated investments	(18,216)	301,913	1,097,103	2,232,026
Capital gain distributions received from affiliated investments	39,170	2,353,996	5,825,887	9,192,002
	19,934	2,901,156	7,833,473	12,903,505
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	60,224	4,725,577	11,554,319	18,356,081
Affiliated investments	75,070	6,367,485	15,721,291	24,626,161
	135,294	11,093,062	27,275,610	42,982,242
Net realized and unrealized gain	155,228	13,994,218	35,109,083	55,885,747
Increase in net assets from operations	$188,972	$16,163,997	$40,444,594	$64,303,572
15	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$8,247,366	$9,672,652	$11,178,705	$12,729,741
Dividends from unaffiliated investments	2,964,584	4,188,559	5,236,501	6,497,234
Interest	105,968	169,079	248,776	360,993
Securities lending	14,689	3,156	12,983	8,548
Other income received from advisor	131,491	139,635	103,742	101,748
Total investment income	11,464,098	14,173,081	16,780,707	19,698,264
Expenses
Investment management fees	915,214	1,125,840	1,393,569	1,677,252
Distribution and service fees	420,405	503,230	535,111	628,653
Accounting and legal services fees	68,247	79,830	90,391	101,713
Transfer agent fees	123,116	145,602	154,884	181,225
Trustees’ fees	8,224	9,647	11,012	12,505
Custodian fees	13,641	13,641	13,641	13,641
State registration fees	36,383	37,501	37,127	40,056
Printing and postage	12,809	12,679	13,166	13,425
Professional fees	31,004	32,883	34,636	36,529
Other	13,312	16,130	17,747	19,590
Total expenses	1,642,355	1,976,983	2,301,284	2,724,589
Less expense reductions	(1,099,807)	(1,330,093)	(1,611,855)	(1,917,168)
Net expenses	542,548	646,890	689,429	807,421
Net investment income	10,921,550	13,526,191	16,091,278	18,890,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,447,982	2,329,748	4,430,984	5,258,235
Affiliated investments	2,755,427	3,995,914	4,835,835	5,150,765
Capital gain distributions received from affiliated investments	11,944,920	13,074,023	13,122,937	13,858,482
	17,148,329	19,399,685	22,389,756	24,267,482
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,339,594	27,877,223	30,371,942	31,907,456
Affiliated investments	32,220,493	35,198,967	35,758,006	34,737,139
	55,560,087	63,076,190	66,129,948	66,644,595
Net realized and unrealized gain	72,708,416	82,475,875	88,519,704	90,912,077
Increase in net assets from operations	$83,629,966	$96,002,066	$104,610,982	$109,802,920
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	16

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$12,252,426	$8,837,210	$3,443,313	$1,001,116
Dividends from unaffiliated investments	7,249,304	5,624,898	2,637,975	833,474
Interest	595,029	550,492	285,201	102,116
Securities lending	9,847	5,755	2,867	—
Total investment income	20,106,606	15,018,355	6,369,356	1,936,706
Expenses
Investment management fees	1,770,407	1,370,728	618,658	194,760
Distribution and service fees	677,281	633,384	276,830	72,368
Accounting and legal services fees	99,481	70,099	29,232	8,669
Transfer agent fees	205,614	209,523	92,825	24,311
Trustees’ fees	12,221	8,874	3,756	1,171
Custodian fees	14,385	14,385	14,385	14,385
State registration fees	42,271	40,902	27,982	25,655
Printing and postage	13,446	13,056	12,003	11,162
Professional fees	36,238	31,729	25,145	21,745
Other	20,803	17,439	11,603	7,984
Total expenses	2,892,147	2,410,119	1,112,419	382,210
Less expense reductions	(1,999,320)	(1,427,208)	(628,735)	(238,702)
Net expenses	892,827	982,911	483,684	143,508
Net investment income	19,213,779	14,035,444	5,885,672	1,793,198
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,312,831	4,730,190	1,373,648	730,457
Affiliated investments	4,366,057	4,439,160	1,913,267	892,509
Capital gain distributions received from affiliated investments	12,068,982	6,520,415	2,311,938	541,862
	21,747,870	15,689,765	5,598,853	2,164,828
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	27,462,030	16,151,651	8,134,757	1,982,181
Affiliated investments	28,314,143	14,771,142	3,884,453	366,724
	55,776,173	30,922,793	12,019,210	2,348,905
Net realized and unrealized gain	77,524,043	46,612,558	17,618,063	4,513,733
Increase in net assets from operations	$96,737,822	$60,648,002	$23,503,735	$6,306,931
17	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$769,114
Dividends from unaffiliated investments	681,154
Interest	91,472
Total investment income	1,541,740
Expenses
Investment management fees	158,709
Distribution and service fees	44,727
Accounting and legal services fees	6,720
Transfer agent fees	13,330
Trustees’ fees	891
Custodian fees	14,385
State registration fees	25,633
Printing and postage	11,238
Professional fees	21,405
Other	7,857
Total expenses	304,895
Less expense reductions	(204,911)
Net expenses	99,984
Net investment income	1,441,756
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	756,364
Affiliated investments	895,479
Capital gain distributions received from affiliated investments	298,638
1,950,481
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,272,724
Affiliated investments	(116,441)
1,156,283
Net realized and unrealized gain	3,106,764
Increase in net assets from operations	$4,548,520
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	18

STATEMENTS OF CHANGES IN NET ASSETS

	2070 Lifetime Blend Portfolio		2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio
	Six months ended 2-28-26 (unaudited)	Period ended 8-31-25[1]	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$33,744	$372	$2,169,779	$1,579,203	$5,335,511	$4,548,037
Net realized gain	19,934	349	2,901,156	2,013,819	7,833,473	6,325,613
Change in net unrealized appreciation (depreciation)	135,294	24,729	11,093,062	10,927,910	27,275,610	28,698,845
Increase in net assets resulting from operations	188,972	25,450	16,163,997	14,520,932	40,444,594	39,572,495
Distributions to shareholders
From earnings
Class A	(1,702)	—	(643,997)	(322,842)	(2,892,806)	(722,074)
Class R4	—	—	—	(2,521)	(55,854)	(20,013)
Class R6	(2,274)	—	(823,096)	(573,144)	(3,073,018)	(1,105,345)
Class 1	(34,207)	—	(3,085,371)	(2,251,407)	(6,520,867)	(2,428,948)
Total distributions	(38,183)	—	(4,552,464)	(3,149,914)	(12,542,545)	(4,276,380)
Portfolio share transactions
From portfolio share transactions	2,912,552	427,454	24,419,463	43,287,428	37,395,786	60,315,690
Total increase	3,063,341	452,904	36,030,996	54,658,446	65,297,835	95,611,805
Net assets
Beginning of period	452,904	—	129,734,542	75,076,096	340,464,898	244,853,093
End of period	$3,516,245	$452,904	$165,765,538	$129,734,542	$405,762,733	$340,464,898

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
19	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	2055 Lifetime Blend Portfolio		2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$8,417,825	$7,758,586	$10,921,550	$9,950,873	$13,526,191	$12,960,849
Net realized gain	12,903,505	11,802,808	17,148,329	15,194,673	19,399,685	18,102,325
Change in net unrealized appreciation (depreciation)	42,982,242	46,151,287	55,560,087	60,053,966	63,076,190	63,469,894
Increase in net assets resulting from operations	64,303,572	65,712,681	83,629,966	85,199,512	96,002,066	94,533,068
Distributions to shareholders
From earnings
Class A	(5,177,842)	(1,439,212)	(6,295,954)	(2,021,231)	(8,225,886)	(2,624,213)
Class R4	(57,471)	(22,761)	(57,796)	(30,791)	(125,710)	(59,438)
Class R6	(4,459,869)	(1,825,061)	(5,562,183)	(2,411,641)	(6,476,094)	(2,828,507)
Class 1	(10,327,865)	(4,119,401)	(11,478,067)	(4,992,060)	(15,157,691)	(6,522,515)
Total distributions	(20,023,047)	(7,406,435)	(23,394,000)	(9,455,723)	(29,985,381)	(12,034,673)
Portfolio share transactions
From portfolio share transactions	40,858,144	62,716,516	42,453,036	89,849,859	52,693,457	92,640,585
Total increase	85,138,669	121,022,762	102,689,002	165,593,648	118,710,142	175,138,980
Net assets
Beginning of period	552,159,125	431,136,363	717,540,528	551,946,880	843,176,864	668,037,884
End of period	$637,297,794	$552,159,125	$820,229,530	$717,540,528	$961,887,006	$843,176,864
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	20

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2040 Lifetime Blend Portfolio		2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$16,091,278	$17,094,904	$18,890,843	$22,501,194	$19,213,779	$25,517,933
Net realized gain	22,389,756	17,190,833	24,267,482	15,482,379	21,747,870	12,661,750
Change in net unrealized appreciation (depreciation)	66,129,948	65,834,589	66,644,595	65,604,307	55,776,173	51,269,419
Increase in net assets resulting from operations	104,610,982	100,120,326	109,802,920	103,587,880	96,737,822	89,449,102
Distributions to shareholders
From earnings
Class A	(7,791,009)	(3,089,496)	(7,728,376)	(4,110,396)	(8,970,362)	(5,307,296)
Class R4	(33,291)	(19,284)	(122,820)	(91,652)	(164,818)	(138,943)
Class R6	(7,374,501)	(4,106,418)	(6,629,715)	(4,885,424)	(7,118,894)	(6,165,459)
Class 1	(15,386,695)	(8,419,465)	(14,894,687)	(10,908,152)	(12,995,644)	(10,952,085)
Total distributions	(30,585,496)	(15,634,663)	(29,375,598)	(19,995,624)	(29,249,718)	(22,563,783)
Portfolio share transactions
From portfolio share transactions	42,008,372	111,328,481	33,427,632	118,524,054	32,225,949	120,524,148
Total increase	116,033,858	195,814,144	113,854,954	202,116,310	99,714,053	187,409,467
Net assets
Beginning of period	960,724,171	764,910,027	1,094,022,831	891,906,521	1,071,621,482	884,212,015
End of period	$1,076,758,029	$960,724,171	$1,207,877,785	$1,094,022,831	$1,171,335,535	$1,071,621,482
21	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2025 Lifetime Blend Portfolio		2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$14,035,444	$20,935,979	$5,885,672	$9,855,154	$1,793,198	$3,205,518
Net realized gain	15,689,765	8,957,787	5,598,853	4,657,516	2,164,828	1,259,203
Change in net unrealized appreciation (depreciation)	30,922,793	26,193,965	12,019,210	8,144,897	2,348,905	2,071,890
Increase in net assets resulting from operations	60,648,002	56,087,731	23,503,735	22,657,567	6,306,931	6,536,611
Distributions to shareholders
From earnings
Class A	(10,849,646)	(6,605,947)	(5,229,855)	(3,783,401)	(1,463,988)	(1,069,670)
Class R4	(60,678)	(55,654)	(44,963)	(37,478)	(902)	(3,008)
Class R6	(4,589,482)	(4,098,927)	(2,158,811)	(1,889,848)	(887,162)	(934,157)
Class 1	(7,819,343)	(7,703,633)	(3,156,187)	(3,257,478)	(1,048,633)	(930,676)
Total distributions	(23,319,149)	(18,464,161)	(10,589,816)	(8,968,205)	(3,400,685)	(2,937,511)
Portfolio share transactions
From portfolio share transactions	4,175,939	72,014,481	5,024,248	11,809,589	(6,762,713)	5,722,758
Total increase (decrease)	41,504,792	109,638,051	17,938,167	25,498,951	(3,856,467)	9,321,858
Net assets
Beginning of period	765,703,916	656,065,865	322,115,657	296,616,706	98,332,017	89,010,159
End of period	$807,208,708	$765,703,916	$340,053,824	$322,115,657	$94,475,550	$98,332,017
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	22

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2010 Lifetime Blend Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,441,756	$2,595,189
Net realized gain	1,950,481	1,190,946
Change in net unrealized appreciation (depreciation)	1,156,283	785,682
Increase in net assets resulting from operations	4,548,520	4,571,817
Distributions to shareholders
From earnings
Class A	(834,847)	(609,344)
Class R4	(1,957)	(1,682)
Class R6	(571,317)	(519,979)
Class 1	(1,369,283)	(1,192,319)
Total distributions	(2,777,404)	(2,323,324)
Portfolio share transactions
From portfolio share transactions	(4,650,150)	4,496,234
Total increase (decrease)	(2,879,034)	6,744,727
Net assets
Beginning of period	73,777,168	67,032,441
End of period	$70,898,134	$73,777,168
23	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
2070 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2070 Lifetime Blend Portfolio
Class A
02-28-2026[5]	11.51	0.14[6]	1.17	1.31	(0.14)	(0.01)	(0.15)	12.67	11.42[7,8]	12.75[9]	0.41[9]	0.91[6,9]	261	84
08-31-2025[10]	10.00	0.01[6]	1.50	1.51	—	—	—	11.51	15.10[7,8]	93.47[11]	0.41[9]	0.30[6,9]	71	20
Class R6
02-28-2026[5]	11.52	0.18[6]	1.16	1.34	(0.17)	(0.01)	(0.18)	12.68	11.70[7]	12.35[9]	0.01[9]	1.58[6,9]	175	84
08-31-2025[10]	10.00	0.03[6]	1.49	1.52	—	—	—	11.52	15.20[7]	93.06[11]	0.01[9]	0.70[6,9]	113	20
Class 1
02-28-2026[5]	11.52	0.26[6]	1.08	1.34	(0.17)	(0.01)	(0.18)	12.68	11.67[7]	12.40[9]	0.05[9]	2.77[6,9]	3,081	84
08-31-2025[10]	10.00	0.03[6]	1.49	1.52	—	—	—	11.52	15.20[7]	93.10[11]	0.05[9]	0.64[6,9]	268	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26 and 8-31-25, and 0.03% (annualized) and 0.03% for the periods ended 2-28-26 and 8-31-25, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] Period from 4-24-25 (commencement of operations) to 8-31-25.
[11] Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	24

Financial highlights continued
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
02-28-2026[5]	15.90	0.23[6]	1.57	1.80	(0.23)	(0.23)	(0.46)	17.24	11.42[7,8]	0.78[9]	0.41[9]	1.72[6,9]	26,593	3
08-31-2025	14.44	0.18[6]	1.74	1.92	(0.18)	(0.28)	(0.46)	15.90	13.73[8]	0.83	0.41	1.20[6]	17,662	14
08-31-2024	12.15	0.18[6]	2.33	2.51	(0.22)	—	(0.22)	14.44	20.92[8]	0.98	0.42	1.35[6]	8,331	41
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[8]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[6]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[8]	1.66	0.42	0.61[6]	1,417	89
08-31-2021[10]	12.85	—[6,11]	0.67	0.67	—	—	—	13.52	5.21[7,8]	8.46[9]	0.41[9]	0.06[6,9]	225	19[12]
Class R6
02-28-2026[5]	15.91	0.25[6]	1.58	1.83	(0.29)	(0.23)	(0.52)	17.22	11.63[7]	0.38[9]	0.01[9]	2.01[6,9]	29,469	3
08-31-2025	14.45	0.25[6]	1.73	1.98	(0.24)	(0.28)	(0.52)	15.91	14.17	0.42	0.01	1.70[6]	24,366	14
08-31-2024	12.15	0.24[6]	2.33	2.57	(0.27)	—	(0.27)	14.45	21.46	0.57	0.01	1.82[6]	10,961	41
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[6]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61[6]	410	89
08-31-2021[13]	10.00	0.17[6]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[7]	8.06[9]	0.01[9]	1.52[6,9]	68	19
Class 1
02-28-2026[5]	15.92	0.25[6]	1.57	1.82	(0.28)	(0.23)	(0.51)	17.23	11.58[7]	0.42[9]	0.05[9]	1.99[6,9]	109,704	3
08-31-2025	14.46	0.24[6]	1.74	1.98	(0.24)	(0.28)	(0.52)	15.92	14.12	0.47	0.05	1.66[6]	87,627	14
08-31-2024	12.16	0.26[6]	2.30	2.56	(0.26)	—	(0.26)	14.46	21.39	0.61	0.05	1.97[6]	55,712	41
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[6]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34[6]	15,871	89
08-31-2021[13]	10.00	0.07[6]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[7]	8.10[9]	0.05[9]	0.58[6,9]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-22 and 8-31-21 and 0.04% (annualized), 0.03%, 0.01%, 0.01% and less than 0.005% for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-22 and 8-31-21, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[13] Period from 9-23-20 (commencement of operations) to 8-31-21.
25	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
02-28-2026[5]	17.96	0.25[6]	1.78	2.03	(0.26)	(0.33)	(0.59)	19.40	11.42[7,8]	0.72[9]	0.41[9]	1.65[6,9]	106,054	5
08-31-2025	16.02	0.22[6]	1.94	2.16	(0.22)	—	(0.22)	17.96	13.63[8]	0.74	0.41	1.31[6]	76,131	14
08-31-2024	13.48	0.21[6]	2.58	2.79	(0.25)	—	(0.25)	16.02	20.96[8]	0.79	0.42	1.43[6]	45,957	21
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[8]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[6]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[8]	0.84	0.42	0.94[6]	10,978	81
08-31-2021[10]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[7,8]	0.88[9]	0.41[9]	(0.24)[9]	1,905	15[11]
Class R4
02-28-2026[5]	17.97	0.26[6]	1.77	2.03	(0.28)	(0.33)	(0.61)	19.39	11.46[7]	0.67[9]	0.26[9]	1.77[6,9]	1,869	5
08-31-2025	16.02	0.25[6]	1.94	2.19	(0.24)	—	(0.24)	17.97	13.87	0.69	0.26	1.52[6]	1,585	14
08-31-2024	13.48	0.23[6]	2.58	2.81	(0.27)	—	(0.27)	16.02	21.14	0.73	0.25	1.58[6]	1,337	21
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[6]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31[6]	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
Class R6
02-28-2026[5]	17.99	0.28[6]	1.77	2.05	(0.32)	(0.33)	(0.65)	19.39	11.58[7]	0.32[9]	0.01[9]	2.00[6,9]	95,633	5
08-31-2025	16.03	0.28[6]	1.96	2.24	(0.28)	—	(0.28)	17.99	14.19	0.34	0.01	1.69[6]	88,129	14
08-31-2024	13.49	0.27[6]	2.57	2.84	(0.30)	—	(0.30)	16.03	21.40	0.38	0.01	1.86[6]	62,824	21
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[6]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50[6]	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
Class 1
02-28-2026[5]	17.98	0.28[6]	1.78	2.06	(0.32)	(0.33)	(0.65)	19.39	11.60[7]	0.36[9]	0.05[9]	1.99[6,9]	202,206	5
08-31-2025	16.03	0.28[6]	1.94	2.22	(0.27)	—	(0.27)	17.98	14.09	0.38	0.05	1.72[6]	174,620	14
08-31-2024	13.49	0.29[6]	2.55	2.84	(0.30)	—	(0.30)	16.03	21.35	0.43	0.05	2.03[6]	134,735	21
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[6]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52[6]	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22, and 0.03% (annualized), 0.03%, less than 0.005% and 0.01% for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	26

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
02-28-2026[5]	16.43	0.23[6]	1.62	1.85	(0.24)	(0.30)	(0.54)	17.74	11.43[7,8]	0.70[9]	0.41[9]	1.64[6,9]	182,825	5
08-31-2025	14.65	0.20[6]	1.78	1.98	(0.20)	—	(0.20)	16.43	13.69[8]	0.72	0.41	1.32[6]	143,954	14
08-31-2024	12.33	0.19[6]	2.36	2.55	(0.23)	—	(0.23)	14.65	20.92[8]	0.76	0.42	1.45[6]	92,965	21
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[8]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[6]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[8]	0.76	0.42	1.00[6]	23,337	79
08-31-2021[10]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[7,8]	0.76[9]	0.41[9]	(0.27)[9]	4,336	15[11]
Class R4
02-28-2026[5]	16.40	0.23[6]	1.63	1.86	(0.27)	(0.30)	(0.57)	17.69	11.48[7]	0.65[9]	0.26[9]	1.74[6,9]	1,848	5
08-31-2025	14.63	0.23[6]	1.76	1.99	(0.22)	—	(0.22)	16.40	13.81	0.66	0.26	1.50[6]	1,755	14
08-31-2024	12.31	0.21[6]	2.36	2.57	(0.25)	—	(0.25)	14.63	21.13	0.69	0.25	1.61[6]	1,626	21
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[6]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36[6]	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
Class R6
02-28-2026[5]	16.43	0.25[6]	1.63	1.88	(0.31)	(0.30)	(0.61)	17.70	11.59[7]	0.30[9]	0.01[9]	1.98[6,9]	138,042	5
08-31-2025	14.65	0.26[6]	1.78	2.04	(0.26)	—	(0.26)	16.43	14.14	0.31	0.01	1.74[6]	130,554	14
08-31-2024	12.32	0.25[6]	2.36	2.61	(0.28)	—	(0.28)	14.65	21.47	0.35	0.01	1.87[6]	103,401	21
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[6]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56[6]	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
Class 1
02-28-2026[5]	16.44	0.25[6]	1.62	1.87	(0.30)	(0.30)	(0.60)	17.71	11.54[7]	0.35[9]	0.05[9]	1.98[6,9]	314,582	5
08-31-2025	14.66	0.26[6]	1.77	2.03	(0.25)	—	(0.25)	16.44	14.08	0.36	0.05	1.74[6]	275,896	14
08-31-2024	12.33	0.27[6]	2.33	2.60	(0.27)	—	(0.27)	14.66	21.41	0.39	0.05	2.04[6]	233,144	21
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[6]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54[6]	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22 and 0.03% (annualized), 0.02%, less than 0.005% and 0.01% for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
27	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
02-28-2026[5]	16.62	0.23[6]	1.64	1.87	(0.25)	(0.24)	(0.49)	18.00	11.40[7,8]	0.70[9]	0.41[9]	1.66[6,9]	242,248	5
08-31-2025	14.82	0.20[6]	1.80	2.00	(0.20)	—	(0.20)	16.62	13.68[8]	0.72	0.41	1.34[6]	195,955	14
08-31-2024	12.48	0.20[6]	2.37	2.57	(0.23)	—	(0.23)	14.82	20.87[8]	0.75	0.42	1.48[6]	134,576	20
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[8]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[6]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[8]	0.75	0.42	0.91[6]	37,655	80
08-31-2021[10]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[7,8]	0.74[9]	0.41[9]	(0.28)[9]	4,180	17[11]
Class R4
02-28-2026[5]	16.60	0.24[6]	1.65	1.89	(0.28)	(0.24)	(0.52)	17.97	11.51[7]	0.64[9]	0.25[9]	1.77[6,9]	2,094	5
08-31-2025	14.81	0.25[6]	1.77	2.02	(0.23)	—	(0.23)	16.60	13.80	0.66	0.26	1.64[6]	1,820	14
08-31-2024	12.46	0.20[6]	2.40	2.60	(0.25)	—	(0.25)	14.81	21.16	0.68	0.25	1.54[6]	1,965	20
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[6]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36[6]	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
Class R6
02-28-2026[5]	16.61	0.26[6]	1.64	1.90	(0.32)	(0.24)	(0.56)	17.95	11.57[7]	0.30[9]	0.01[9]	1.99[6,9]	192,278	5
08-31-2025	14.81	0.27[6]	1.79	2.06	(0.26)	—	(0.26)	16.61	14.14	0.31	0.01	1.74[6]	175,347	14
08-31-2024	12.46	0.25[6]	2.38	2.63	(0.28)	—	(0.28)	14.81	21.44	0.34	0.01	1.85[6]	135,311	20
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[6]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57[6]	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
Class 1
02-28-2026[5]	16.62	0.26[6]	1.64	1.90	(0.31)	(0.24)	(0.55)	17.97	11.58[7]	0.34[9]	0.05[9]	1.96[6,9]	383,610	5
08-31-2025	14.82	0.26[6]	1.80	2.06	(0.26)	—	(0.26)	16.62	14.09	0.35	0.05	1.72[6]	344,419	14
08-31-2024	12.48	0.27[6]	2.35	2.62	(0.28)	—	(0.28)	14.82	21.28	0.38	0.05	2.06[6]	280,095	20
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[6]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53[6]	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22 and 0.03% (annualized), 0.02%, less than 0.005% and 0.01% for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	28

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
02-28-2026[5]	15.99	0.23[6]	1.53	1.76	(0.27)	(0.25)	(0.52)	17.23	11.15[7,8]	0.71[9]	0.41[9]	1.82[6,9]	290,090	6
08-31-2025	14.39	0.22[6]	1.59	1.81	(0.21)	—	(0.21)	15.99	12.76[8]	0.72	0.41	1.49[6]	231,482	16
08-31-2024	12.19	0.21[6]	2.23	2.44	(0.24)	—	(0.24)	14.39	20.23[8]	0.75	0.42	1.61[6]	159,734	22
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[8]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[6]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[8]	0.74	0.42	0.94[6]	44,758	80
08-31-2021[10]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[7,8]	0.72[9]	0.41[9]	(0.28)[9]	7,583	18[11]
Class R4
02-28-2026[5]	15.95	0.24[6]	1.52	1.76	(0.29)	(0.25)	(0.54)	17.17	11.21[7]	0.65[9]	0.25[9]	1.93[6,9]	3,997	6
08-31-2025	14.35	0.25[6]	1.58	1.83	(0.23)	—	(0.23)	15.95	12.97	0.67	0.26	1.69[6]	3,875	16
08-31-2024	12.16	0.23[6]	2.21	2.44	(0.25)	—	(0.25)	14.35	20.38	0.68	0.25	1.76[6]	3,739	22
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[6]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38[6]	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
Class R6
02-28-2026[5]	16.01	0.26[6]	1.53	1.79	(0.33)	(0.25)	(0.58)	17.22	11.36[7]	0.30[9]	0.01[9]	2.17[6,9]	202,298	6
08-31-2025	14.41	0.28[6]	1.59	1.87	(0.27)	—	(0.27)	16.01	13.19	0.31	0.01	1.89[6]	193,348	16
08-31-2024	12.20	0.26[6]	2.23	2.49	(0.28)	—	(0.28)	14.41	20.75	0.34	0.01	2.01[6]	151,805	22
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[6]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60[6]	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
Class 1
02-28-2026[5]	16.00	0.26[6]	1.53	1.79	(0.33)	(0.25)	(0.58)	17.21	11.32[7]	0.35[9]	0.05[9]	2.17[6,9]	465,502	6
08-31-2025	14.40	0.28[6]	1.58	1.86	(0.26)	—	(0.26)	16.00	13.16	0.36	0.05	1.88[6]	414,471	16
08-31-2024	12.19	0.28[6]	2.21	2.49	(0.28)	—	(0.28)	14.40	20.73	0.38	0.05	2.20[6]	352,759	22
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[6]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56[6]	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22 and 0.03% (annualized), 0.02%, 0.01% and 0.01% for the periods ended 2-28-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
29	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
02-28-2026[5]	15.31	0.23[6]	1.38	1.61	(0.29)	(0.15)	(0.44)	16.48	10.66[7,8]	0.73[9]	0.41[9]	2.07[6,9]	303,992	7
08-31-2025	13.95	0.25[6]	1.35	1.60	(0.24)	—	(0.24)	15.31	11.64[8]	0.74	0.41	1.75[6]	242,377	16
08-31-2024	11.93	0.23	2.03	2.26	(0.24)	—	(0.24)	13.95	19.14[8]	0.76	0.43	1.83	162,995	24
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[8]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[8]	0.76	0.43	1.11	48,066	75
08-31-2021[10]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[7,8]	0.74[9]	0.41[9]	(0.21)[9]	7,706	20[11]
Class R4
02-28-2026[5]	15.31	0.24[6]	1.39	1.63	(0.32)	(0.15)	(0.47)	16.47	10.75[7]	0.67[9]	0.25[9]	2.20[6,9]	1,214	7
08-31-2025	13.95	0.29[6]	1.33	1.62	(0.26)	—	(0.26)	15.31	11.81	0.69	0.26	2.04[6]	1,059	16
08-31-2024	11.93	0.24	2.03	2.27	(0.25)	—	(0.25)	13.95	19.32	0.70	0.26	1.91	988	24
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
Class R6
02-28-2026[5]	15.32	0.26[6]	1.39	1.65	(0.35)	(0.15)	(0.50)	16.47	10.93[7]	0.33[9]	0.01[9]	2.43[6,9]	245,325	7
08-31-2025	13.96	0.31[6]	1.34	1.65	(0.29)	—	(0.29)	15.32	12.08	0.34	0.01	2.16[6]	240,651	16
08-31-2024	11.94	0.27	2.03	2.30	(0.28)	—	(0.28)	13.96	19.58	0.35	0.02	2.15	200,564	24
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
Class 1
02-28-2026[5]	15.31	0.26[6]	1.39	1.65	(0.35)	(0.15)	(0.50)	16.46	10.89[7]	0.37[9]	0.05[9]	2.39[6,9]	526,227	7
08-31-2025	13.95	0.30[6]	1.35	1.65	(0.29)	—	(0.29)	15.31	12.04	0.38	0.05	2.14[6]	476,637	16
08-31-2024	11.93	0.30	2.00	2.30	(0.28)	—	(0.28)	13.95	19.55	0.40	0.06	2.35	400,363	24
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26 and 8-31-25, and 0.02% (annualized) and 0.01% for the periods ended 2-28-26 and 8-31-25, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	30

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
02-28-2026[5]	14.35	0.23[6]	1.18	1.41	(0.31)	(0.04)	(0.35)	15.41	9.92[7,8]	0.75[9]	0.41[9]	2.32[6,9]	362,101	7
08-31-2025	13.25	0.27[6]	1.08	1.35	(0.25)	—	(0.25)	14.35	10.42[8]	0.76	0.41	2.03[6]	288,903	15
08-31-2024	11.50	0.25	1.75	2.00	(0.25)	—	(0.25)	13.25	17.64[8]	0.78	0.44	2.08	191,546	31
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[8]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[8]	0.78	0.45	1.22	56,843	69
08-31-2021[10]	13.64	—[11]	0.62	0.62	—	—	—	14.26	4.55[7,8]	0.75[9]	0.43[9]	(0.09)[9]	7,671	24[12]
Class R4
02-28-2026[5]	14.35	0.24[6]	1.18	1.42	(0.33)	(0.04)	(0.37)	15.40	10.01[7]	0.69[9]	0.25[9]	2.47[6,9]	5,196	7
08-31-2025	13.25	0.30[6]	1.07	1.37	(0.27)	—	(0.27)	14.35	10.60	0.70	0.26	2.26[6]	4,701	15
08-31-2024	11.49	0.28	1.75	2.03	(0.27)	—	(0.27)	13.25	17.92	0.72	0.28	2.30	4,687	31
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
Class R6
02-28-2026[5]	14.36	0.26[6]	1.18	1.44	(0.37)	(0.04)	(0.41)	15.39	10.11[7]	0.34[9]	0.01[9]	2.68[6,9]	259,644	7
08-31-2025	13.26	0.33[6]	1.08	1.41	(0.31)	—	(0.31)	14.36	10.86	0.35	0.01	2.46[6]	260,603	15
08-31-2024	11.50	0.30	1.76	2.06	(0.30)	—	(0.30)	13.26	18.18	0.37	0.03	2.49	214,657	31
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
Class 1
02-28-2026[5]	14.36	0.25[6]	1.19	1.44	(0.36)	(0.04)	(0.40)	15.40	10.14[7]	0.39[9]	0.05[9]	2.67[6,9]	580,937	7
08-31-2025	13.26	0.33[6]	1.07	1.40	(0.30)	—	(0.30)	14.36	10.81	0.40	0.05	2.45[6]	539,816	15
08-31-2024	11.51	0.31	1.73	2.04	(0.29)	—	(0.29)	13.26	18.03	0.41	0.07	2.61	481,016	31
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-26 and 8-31-25, and 0.02% (annualized) and 0.01% for the periods ended 2-28-26 and 8-31-25, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
31	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
02-28-2026[5]	13.36	0.22	0.95	1.17	(0.32)	(0.01)	(0.33)	14.20	8.87[6,7]	0.77[8]	0.41[8]	2.58[8]	412,280	7
08-31-2025	12.51	0.30	0.83	1.13	(0.28)	—	(0.28)	13.36	9.21[7]	0.78	0.42	2.39	326,959	17
08-31-2024	11.04	0.27	1.46	1.73	(0.26)	—	(0.26)	12.51	15.93[7]	0.80	0.46	2.39	213,958	37
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[7]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[7]	0.80	0.47	1.58	67,199	69
08-31-2021[9]	13.26	—[10]	0.55	0.55	—	—	—	13.81	4.15[6,7]	0.77[8]	0.46[8]	0.12[8]	9,031	31[11]
Class R4
02-28-2026[5]	13.35	0.23	0.96	1.19	(0.34)	(0.01)	(0.35)	14.19	9.04[6]	0.72[8]	0.26[8]	2.71[8]	6,852	7
08-31-2025	12.51	0.33	0.81	1.14	(0.30)	—	(0.30)	13.35	9.31	0.72	0.26	2.60	6,248	17
08-31-2024	11.03	0.31	1.45	1.76	(0.28)	—	(0.28)	12.51	16.21	0.74	0.30	2.70	6,230	37
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
Class R6
02-28-2026[5]	13.38	0.25	0.95	1.20	(0.37)	(0.01)	(0.38)	14.20	9.11[6]	0.37[8]	0.01[8]	2.97[8]	266,601	7
08-31-2025	12.53	0.36	0.82	1.18	(0.33)	—	(0.33)	13.38	9.64	0.37	0.01	2.85	269,880	17
08-31-2024	11.05	0.32	1.47	1.79	(0.31)	—	(0.31)	12.53	16.45	0.39	0.05	2.80	235,274	37
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
Class 1
02-28-2026[5]	13.37	0.24	0.96	1.20	(0.37)	(0.01)	(0.38)	14.19	9.07[6]	0.41[8]	0.05[8]	2.93[8]	485,602	7
08-31-2025	12.52	0.35	0.82	1.17	(0.32)	—	(0.32)	13.37	9.60	0.42	0.05	2.81	468,534	17
08-31-2024	11.04	0.33	1.45	1.78	(0.30)	—	(0.30)	12.52	16.43	0.44	0.09	2.90	428,750	37
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	32

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
02-28-2026[5]	12.37	0.22	0.74	0.96	(0.36)	—[6]	(0.36)	12.97	7.85[7,8]	0.81[9]	0.45[9]	2.89[9]	411,990	10
08-31-2025	11.77	0.33	0.57	0.90	(0.30)	—	(0.30)	12.37	7.87[8]	0.82	0.45	2.78	349,812	22
08-31-2024	10.57	0.30	1.18	1.48	(0.28)	—	(0.28)	11.77	14.25[8]	0.85	0.51	2.73	236,640	49
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[8]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[8]	0.84	0.51	1.88	85,495	59
08-31-2021[10]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[7,8]	0.81[9]	0.49[9]	0.45[9]	12,112	41[11]
Class R4
02-28-2026[5]	12.36	0.22	0.76	0.98	(0.38)	—[6]	(0.38)	12.96	8.01[7]	0.76[9]	0.29[9]	3.04[9]	2,124	10
08-31-2025	11.76	0.35	0.57	0.92	(0.32)	—	(0.32)	12.36	8.04	0.76	0.29	3.00	2,019	22
08-31-2024	10.57	0.33	1.16	1.49	(0.30)	—	(0.30)	11.76	14.33	0.79	0.35	3.08	2,187	49
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
Class R6
02-28-2026[5]	12.38	0.24	0.75	0.99	(0.41)	—[6]	(0.41)	12.96	8.09[7]	0.41[9]	0.04[9]	3.26[9]	147,180	10
08-31-2025	11.78	0.38	0.57	0.95	(0.35)	—	(0.35)	12.38	8.30	0.41	0.04	3.23	155,776	22
08-31-2024	10.58	0.34	1.19	1.53	(0.33)	—	(0.33)	11.78	14.68	0.44	0.10	3.15	149,300	49
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
Class 1
02-28-2026[5]	12.36	0.24	0.75	0.99	(0.40)	—[6]	(0.40)	12.95	8.14[7]	0.45[9]	0.09[9]	3.23[9]	245,914	10
08-31-2025	11.77	0.38	0.55	0.93	(0.34)	—	(0.34)	12.36	8.17	0.46	0.09	3.22	258,097	22
08-31-2024	10.57	0.35	1.17	1.52	(0.32)	—	(0.32)	11.77	14.65	0.48	0.14	3.25	267,940	49
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $0.005 per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
33	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
02-28-2026[5]	11.66	0.20	0.64	0.84	(0.37)	—[6]	(0.37)	12.13	7.31[7,8]	0.87[9]	0.48[9]	3.04[9]	180,773	11
08-31-2025	11.18	0.33	0.46	0.79	(0.31)	—	(0.31)	11.66	7.26[8]	0.88	0.48	3.01	159,806	28
08-31-2024	10.15	0.31	1.01	1.32	(0.29)	—	(0.29)	11.18	13.23[8]	0.92	0.55	2.96	124,547	59
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[8]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[8]	0.94	0.57	2.16	58,199	54
08-31-2021[10]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[7,8]	0.91[9]	0.55[9]	0.56[9]	8,174	48[11]
Class R4
02-28-2026[5]	11.65	0.21	0.64	0.85	(0.39)	—[6]	(0.39)	12.11	7.39[7]	0.81[9]	0.33[9]	3.19[9]	1,468	11
08-31-2025	11.16	0.35	0.46	0.81	(0.32)	—	(0.32)	11.65	7.54	0.82	0.32	3.18	1,334	28
08-31-2024	10.14	0.34	0.99	1.33	(0.31)	—	(0.31)	11.16	13.32	0.86	0.39	3.31	1,278	59
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
Class R6
02-28-2026[5]	11.68	0.23	0.65	0.88	(0.42)	—[6]	(0.42)	12.14	7.53[7]	0.46[9]	0.08[9]	3.43[9]	65,406	11
08-31-2025	11.20	0.38	0.45	0.83	(0.35)	—	(0.35)	11.68	7.68	0.47	0.08	3.41	65,764	28
08-31-2024	10.17	0.35	1.01	1.36	(0.33)	—	(0.33)	11.20	13.65	0.50	0.14	3.35	61,553	59
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
Class 1
02-28-2026[5]	11.67	0.22	0.64	0.86	(0.41)	—[6]	(0.41)	12.12	7.49[7]	0.51[9]	0.12[9]	3.40[9]	92,406	11
08-31-2025	11.18	0.38	0.46	0.84	(0.35)	—	(0.35)	11.67	7.74	0.51	0.12	3.42	95,212	28
08-31-2024	10.15	0.36	1.00	1.36	(0.33)	—	(0.33)	11.18	13.63	0.55	0.19	3.42	109,238	59
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $0.005 per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	34

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
02-28-2026[5]	11.08	0.20	0.52	0.72	(0.39)	—[6]	(0.39)	11.41	6.57[7,8]	1.00[9]	0.51[9]	3.18[9]	44,151	9
08-31-2025	10.68	0.34	0.37	0.71	(0.31)	—	(0.31)	11.08	6.91[8]	1.00	0.50	3.21	42,978	32
08-31-2024	9.76	0.31	0.89	1.20	(0.28)	—	(0.28)	10.68	12.50[8]	1.06	0.57	3.13	33,628	68
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[8]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[8]	1.11	0.58	2.34	12,908	64
08-31-2021[10]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[7,8]	1.12[9]	0.57[9]	0.81[9]	1,932	58[11]
Class R4
02-28-2026[5]	11.06	0.20	0.54	0.74	(0.41)	—[6]	(0.41)	11.39	6.76[7]	0.94[9]	0.34[9]	3.35[9]	28	9
08-31-2025	10.67	0.36	0.36	0.72	(0.33)	—	(0.33)	11.06	7.00	0.94	0.35	3.39	23	32
08-31-2024	9.75	0.36	0.86	1.22	(0.30)	—	(0.30)	10.67	12.68	0.99	0.40	3.61	92	68
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
Class R6
02-28-2026[5]	11.09	0.22	0.53	0.75	(0.43)	—[6]	(0.43)	11.41	6.88[7]	0.60[9]	0.10[9]	3.61[9]	23,750	9
08-31-2025	10.69	0.39	0.37	0.76	(0.36)	—	(0.36)	11.09	7.34	0.59	0.10	3.67	26,282	32
08-31-2024	9.77	0.35	0.89	1.24	(0.32)	—	(0.32)	10.69	12.92	0.65	0.16	3.49	25,499	68
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
Class 1
02-28-2026[5]	11.09	0.22	0.51	0.73	(0.42)	—[6]	(0.42)	11.40	6.84[7]	0.64[9]	0.15[9]	3.58[9]	26,546	9
08-31-2025	10.69	0.38	0.37	0.75	(0.35)	—	(0.35)	11.09	7.19	0.64	0.14	3.58	29,050	32
08-31-2024	9.77	0.36	0.88	1.24	(0.32)	—	(0.32)	10.69	12.88	0.69	0.20	3.60	29,791	68
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $0.005 per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
35	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
02-28-2026[5]	10.66	0.19	0.45	0.64	(0.37)	—[6]	(0.37)	10.93	6.15[7,8]	1.07[9]	0.52[9]	3.35[9]	25,383	15
08-31-2025	10.33	0.35	0.30	0.65	(0.32)	—	(0.32)	10.66	6.50[8]	1.07	0.52	3.42	21,989	40
08-31-2024	9.54	0.32	0.77	1.09	(0.30)	—	(0.30)	10.33	11.57[8]	1.14	0.58	3.28	16,302	74
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[8]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[8]	1.26	0.60	2.55	3,404	69
08-31-2021[10]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[7,8]	1.25[9]	0.59[9]	1.79[9]	79	62[11]
Class R4
02-28-2026[5]	10.66	0.21	0.44	0.65	(0.40)	—[6]	(0.40)	10.91	6.22[7]	0.92[9]	0.27[9]	3.62[9]	53	15
08-31-2025	10.33	0.38	0.29	0.67	(0.34)	—	(0.34)	10.66	6.78	0.91	0.26	3.70	52	40
08-31-2024	9.53	0.35	0.76	1.11	(0.31)	—	(0.31)	10.33	11.86	1.03	0.37	3.64	50	74
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
Class R6
02-28-2026[5]	10.67	0.21	0.46	0.67	(0.42)	—[6]	(0.42)	10.92	6.36[7]	0.67[9]	0.12[9]	3.76[9]	13,613	15
08-31-2025	10.34	0.39	0.30	0.69	(0.36)	—	(0.36)	10.67	6.93	0.66	0.11	3.83	15,778	40
08-31-2024	9.55	0.36	0.76	1.12	(0.33)	—	(0.33)	10.34	12.00	0.73	0.17	3.68	13,973	74
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
Class 1
02-28-2026[5]	10.66	0.21	0.45	0.66	(0.41)	—[6]	(0.41)	10.91	6.32[7]	0.71[9]	0.16[9]	3.73[9]	31,848	15
08-31-2025	10.33	0.39	0.29	0.68	(0.35)	—	(0.35)	10.66	6.89	0.70	0.15	3.79	35,958	40
08-31-2024	9.54	0.36	0.76	1.12	(0.33)	—	(0.33)	10.33	11.97	0.77	0.22	3.73	36,707	74
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $0.005 per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	36

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class R4 shares of Lifetime Blend 2065 were fully redeemed on December 16, 2025.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
37	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,177,308	$2,177,308	—	—
Unaffiliated investment companies	1,261,015	1,261,015	—	—
U.S. Government and Agency obligations	16,959	—	$16,959	—
Short-term investments	184,631	184,631	—	—
Total investments in securities	$3,639,913	$3,622,954	$16,959	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$102,645,557	$102,645,557	—	—
Unaffiliated investment companies	62,270,024	62,270,024	—	—
Common stocks	725	—	—	$725
U.S. Government and Agency obligations	853,286	—	$853,286	—
Short-term investments	230,516	230,516	—	—
Total investments in securities	$166,000,108	$165,146,097	$853,286	$725

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$250,754,123	$250,754,123	—	—
Unaffiliated investment companies	152,119,410	152,119,410	—	—
Common stocks	5,617	—	—	$5,617
U.S. Government and Agency obligations	2,214,129	—	$2,214,129	—
Short-term investments	343,332	343,332	—	—
Total investments in securities	$405,436,611	$403,216,865	$2,214,129	$5,617

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$394,553,366	$394,553,366	—	—
Unaffiliated investment companies	238,743,238	238,743,238	—	—
Common stocks	11,760	—	—	$11,760
U.S. Government and Agency obligations	3,544,797	—	$3,544,797	—
Short-term investments	203,879	203,879	—	—
Total investments in securities	$637,057,040	$633,500,483	$3,544,797	$11,760

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$506,650,836	$506,650,836	—	—
Unaffiliated investment companies	307,962,584	307,962,584	—	—
Common stocks	16,110	—	—	$16,110
U.S. Government and Agency obligations	4,615,246	—	$4,615,246	—
Short-term investments	8,739,104	8,739,104	—	—
Total investments in securities	$827,983,880	$823,352,524	$4,615,246	$16,110

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	38

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2045 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$573,593,832	$573,593,832	—	—
Unaffiliated investment companies	380,765,073	380,765,073	—	—
Common stocks	20,567	—	—	$20,567
U.S. Government and Agency obligations	7,410,841	—	$7,410,841	—
Short-term investments	9,026,319	9,026,319	—	—
Total investments in securities	$970,816,632	$963,385,224	$7,410,841	$20,567

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$632,730,464	$632,730,464	—	—
Unaffiliated investment companies	431,855,033	431,855,033	—	—
Common stocks	19,823	—	—	$19,823
U.S. Government and Agency obligations	10,853,584	—	$10,853,584	—
Short-term investments	3,916,108	3,916,108	—	—
Total investments in securities	$1,079,375,012	$1,068,501,605	$10,853,584	$19,823

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$708,359,020	$708,359,020	—	—
Unaffiliated investment companies	479,131,425	479,131,425	—	—
Common stocks	21,217	—	—	$21,217
U.S. Government and Agency obligations	20,148,498	—	$20,148,498	—
Short-term investments	13,893,596	13,893,596	—	—
Total investments in securities	$1,221,553,756	$1,201,384,041	$20,148,498	$21,217

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$651,677,917	$651,677,917	—	—
Unaffiliated investment companies	481,308,862	481,308,862	—	—
Common stocks	19,008	—	—	$19,008
U.S. Government and Agency obligations	38,102,768	—	$38,102,768	—
Short-term investments	725,992	725,992	—	—
Total investments in securities	$1,171,834,547	$1,133,712,771	$38,102,768	$19,008

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$428,921,906	$428,921,906	—	—
Unaffiliated investment companies	340,027,820	340,027,820	—	—
Common stocks	12,811	—	—	$12,811
U.S. Government and Agency obligations	37,865,656	—	$37,865,656	—
Short-term investments	10,928,947	10,928,947	—	—
Total investments in securities	$817,757,140	$779,878,673	$37,865,656	$12,811

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
39	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2020 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$165,718,866	$165,718,866	—	—
Unaffiliated investment companies	153,649,759	153,649,759	—	—
Common stocks	3,951	—	—	$3,951
U.S. Government and Agency obligations	20,456,691	—	$20,456,691	—
Short-term investments	1,814,035	1,814,035	—	—
Total investments in securities	$341,643,302	$321,182,660	$20,456,691	$3,951

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$42,431,684	$42,431,684	—	—
Unaffiliated investment companies	44,708,070	44,708,070	—	—
Common stocks	1,016	—	—	$1,016
U.S. Government and Agency obligations	7,305,110	—	$7,305,110	—
Short-term investments	3,162	3,162	—	—
Total investments in securities	$94,449,042	$87,142,916	$7,305,110	$1,016

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$29,498,897	$29,498,897	—	—
Unaffiliated investment companies	34,882,008	34,882,008	—	—
Common stocks	544	—	—	$544
U.S. Government and Agency obligations	6,505,766	—	$6,505,766	—
Short-term investments	1,376	1,376	—	—
Total investments in securities	$70,888,591	$64,382,281	$6,505,766	$544
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	40

indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2026:
Portfolio	Market value of securities on loan	Cash collateral received
2050 Lifetime Blend Portfolio	$7,206,775	$7,354,375
2045 Lifetime Blend Portfolio	3,579,515	3,654,007
2040 Lifetime Blend Portfolio	3,780,658	3,857,350
2035 Lifetime Blend Portfolio	13,585,512	13,883,475
2025 Lifetime Blend Portfolio	10,695,220	10,928,350
2020 Lifetime Blend Portfolio	1,761,809	1,799,825
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2026 were as follows:
Portfolio	Commitment fee
2070 Lifetime Blend Portfolio	$1
2065 Lifetime Blend Portfolio	298
2060 Lifetime Blend Portfolio	794
2055 Lifetime Blend Portfolio	1,301
2050 Lifetime Blend Portfolio	1,692
2045 Lifetime Blend Portfolio	1,993
2040 Lifetime Blend Portfolio	2,278
2035 Lifetime Blend Portfolio	2,596
2030 Lifetime Blend Portfolio	2,538
2025 Lifetime Blend Portfolio	1,837
2020 Lifetime Blend Portfolio	783
2015 Lifetime Blend Portfolio	237
2010 Lifetime Blend Portfolio	179
41	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The 2070 Lifetime Blend Portfolio incurred offering costs of $100,663 which are amortized over the portfolio’s first year of operations. During the six months ended February 28, 2026, $49,033 of offering costs were expensed and are included in Offering costs within the Statements of Operations. At February 28, 2026, $16,329 of unamortized offering costs are included in Other assets within the Statements of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
2035 Lifetime Blend Portfolio	$298,808	$1,239,079
2030 Lifetime Blend Portfolio	209,127	10,740,093
2025 Lifetime Blend Portfolio	38,784	13,247,197
2020 Lifetime Blend Portfolio	—	6,840,098
2015 Lifetime Blend Portfolio	—	1,882,217
2010 Lifetime Blend Portfolio	—	1,054,183
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2070 Lifetime Blend Portfolio	$3,479,890	$160,053	$(30)	$160,023
2065 Lifetime Blend Portfolio	134,246,312	31,788,583	(34,787)	31,753,796
2060 Lifetime Blend Portfolio	311,001,529	94,569,934	(134,852)	94,435,082
2055 Lifetime Blend Portfolio	478,155,391	159,144,498	(242,849)	158,901,649
2050 Lifetime Blend Portfolio	621,500,678	206,799,067	(315,865)	206,483,202
2045 Lifetime Blend Portfolio	741,063,868	230,295,151	(542,387)	229,752,764
2040 Lifetime Blend Portfolio	840,570,797	239,761,443	(957,228)	238,804,215
2035 Lifetime Blend Portfolio	980,789,256	242,144,167	(1,379,667)	240,764,500
2030 Lifetime Blend Portfolio	974,573,904	198,741,442	(1,480,799)	197,260,643
2025 Lifetime Blend Portfolio	708,669,804	110,023,087	(935,751)	109,087,336
2020 Lifetime Blend Portfolio	302,702,375	39,261,952	(321,025)	38,940,927
2015 Lifetime Blend Portfolio	85,248,832	9,277,366	(77,156)	9,200,210
2010 Lifetime Blend Portfolio	66,389,819	4,552,932	(54,160)	4,498,772
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	42

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2070 Lifetime Blend Portfolio	0.31%
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
43	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

For the six months ended February 28, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2070 Lifetime Blend Portfolio	$10,664	—	$12,912	$80,898	$104,474
2065 Lifetime Blend Portfolio	40,981	$89[1]	48,714	183,062	272,846
2060 Lifetime Blend Portfolio	139,139	2,645	138,390	290,564	570,738
2055 Lifetime Blend Portfolio	237,780	2,602	190,109	431,294	861,785
2050 Lifetime Blend Portfolio	315,652	2,819	255,917	524,446	1,098,834
2045 Lifetime Blend Portfolio	387,038	5,809	282,825	652,479	1,328,151
2040 Lifetime Blend Portfolio	438,426	1,812	379,933	791,119	1,611,290
2035 Lifetime Blend Portfolio	543,723	8,315	422,769	939,905	1,914,712
2030 Lifetime Blend Portfolio	659,264	11,686	470,694	854,437	1,996,081
2025 Lifetime Blend Portfolio	691,906	3,737	269,690	460,853	1,426,186
2020 Lifetime Blend Portfolio	323,721	2,662	122,766	178,897	628,046
2015 Lifetime Blend Portfolio	107,844	61	60,926	69,859	238,690
2010 Lifetime Blend Portfolio	65,379	145	40,964	98,397	204,885

[1] Class R4 shares were fully redeemed on December 16, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2070 Lifetime Blend Portfolio	0.00%
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.00%
2025 Lifetime Blend Portfolio	0.00%
2020 Lifetime Blend Portfolio	0.00%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02%(annualized) of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2026:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$24[1]
2060 Lifetime Blend Portfolio	852
2055 Lifetime Blend Portfolio	881
2050 Lifetime Blend Portfolio	973
Portfolio	Class R4
2045 Lifetime Blend Portfolio	$1,942
2040 Lifetime Blend Portfolio	565
2035 Lifetime Blend Portfolio	2,456
2030 Lifetime Blend Portfolio	3,239

| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	44

Portfolio	Class R4
2025 Lifetime Blend Portfolio	$1,022
2020 Lifetime Blend Portfolio	689
2015 Lifetime Blend Portfolio	12
Portfolio	Class R4
2010 Lifetime Blend Portfolio	$26

[1]Class R4 shares were fully redeemed on December 16, 2025.
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
2065 Lifetime Blend Portfolio	$2,690	$433	$2,257
2060 Lifetime Blend Portfolio	2,779	632	2,147
2055 Lifetime Blend Portfolio	1,859	308	1,551
2050 Lifetime Blend Portfolio	2,649	445	2,204
2045 Lifetime Blend Portfolio	1,909	325	1,584
2040 Lifetime Blend Portfolio	5,689	1,049	4,640
2035 Lifetime Blend Portfolio	2,013	585	1,428
2030 Lifetime Blend Portfolio	4,842	894	3,948
2025 Lifetime Blend Portfolio	2,323	364	1,959
2020 Lifetime Blend Portfolio	1,700	0	1,700
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2060 Lifetime Blend Portfolio	$22
2045 Lifetime Blend Portfolio	17
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2070 Lifetime Blend Portfolio	Class A	$197	$71
	Class R6	—	4
	Class 1	354	—
	Total	$551	$75
2065 Lifetime Blend Portfolio	Class A	$32,958	$11,963
	Class R4[1]	61	1
	Class R6	—	683
	Class 1	24,597	—
	Total	$57,616	$12,647
2060 Lifetime Blend Portfolio	Class A	$134,112	$48,674
	Class R4	2,982	44
	Class R6	—	2,312
	Class 1	46,742	—
	Total	$183,836	$51,030
2055 Lifetime Blend Portfolio	Class A	$241,161	$87,512
	Class R4	3,084	46
	Class R6	—	3,335
	Class 1	72,955	—
45	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$317,200	$90,893
2050 Lifetime Blend Portfolio	Class A	$326,510	$118,481
	Class R4	3,392	51
	Class R6	—	4,584
	Class 1	90,503	—
	Total	$420,405	$123,116
2045 Lifetime Blend Portfolio	Class A	$387,494	$140,604
	Class R4	6,763	101
	Class R6	—	4,897
	Class 1	108,973	—
	Total	$503,230	$145,602
2040 Lifetime Blend Portfolio	Class A	$409,785	$148,713
	Class R4	1,972	29
	Class R6	—	6,142
	Class 1	123,354	—
	Total	$535,111	$154,884
2035 Lifetime Blend Portfolio	Class A	$481,264	$174,631
	Class R4	8,575	127
	Class R6	—	6,467
	Class 1	138,814	—
	Total	$628,653	$181,225
2030 Lifetime Blend Portfolio	Class A	$547,535	$198,681
	Class R4	11,313	168
	Class R6	—	6,765
	Class 1	118,433	—
	Total	$677,281	$205,614
2025 Lifetime Blend Portfolio	Class A	$566,774	$205,654
	Class R4	3,569	53
	Class R6	—	3,816
	Class 1	63,041	—
	Total	$633,384	$209,523
2020 Lifetime Blend Portfolio	Class A	$251,245	$91,145
	Class R4	2,406	36
	Class R6	—	1,644
	Class 1	23,179	—
	Total	$276,830	$92,825
2015 Lifetime Blend Portfolio	Class A	$65,262	$23,673
	Class R4	41	1
	Class R6	—	637
	Class 1	7,065	—
	Total	$72,368	$24,311
2010 Lifetime Blend Portfolio	Class A	$35,669	$12,943
	Class R4	67	1
	Class R6	—	386
	Class 1	8,991	—
	Total	$44,727	$13,330

[1] Class R4 shares were fully redeemed on December 16, 2025.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	46

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
2070 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Period ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	19,085	$233,266	10,025	$106,342
Distributions reinvested	79	964	—	—
Repurchased	(4,779)	(57,109)	(3,827)	(42,990)
Net increase	14,385	$177,121	6,198	$63,352
Class R6 shares
Sold	4,663	$56,740	9,989	$106,569
Distributions reinvested	113	1,373	—	—
Repurchased	(825)	(10,127)	(173)	(1,985)
Net increase	3,951	$47,986	9,816	$104,584
Class 1 shares
Sold	332,949	$4,071,990	23,310	$259,518
Distributions reinvested	2,745	33,323	—	—
Repurchased	(116,084)	(1,417,868)	—	—
Net increase	219,610	$2,687,445	23,310	$259,518
Total net increase	237,946	$2,912,552	39,324	$427,454

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.

2065 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	797,579	$13,275,035	986,561	$14,455,432
Distributions reinvested	38,983	643,997	22,760	322,057
Repurchased	(404,364)	(6,733,583)	(475,647)	(6,998,233)
Net increase	432,198	$7,185,449	533,674	$7,779,256
Class R4 shares[1]
Repurchased	(5,000)	$(83,737)	—	—
Net decrease	(5,000)	$(83,737)	—	—
Class R6 shares
Sold	275,691	$4,587,983	998,967	$14,734,140
Distributions reinvested	48,628	801,874	40,369	570,010
Repurchased	(144,059)	(2,381,689)	(266,662)	(3,929,625)
Net increase	180,260	$3,008,168	772,674	$11,374,525
Class 1 shares
Sold	875,219	$14,554,343	1,840,956	$26,944,985
Distributions reinvested	186,992	3,085,371	159,335	2,251,407
Repurchased	(199,072)	(3,330,131)	(350,116)	(5,062,745)
Net increase	863,139	$14,309,583	1,650,175	$24,133,647
Total net increase	1,470,597	$24,419,463	2,956,523	$43,287,428

[1]	Class R4 shares were fully redeemed on December 16, 2025.

47	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2060 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,067,125	$38,940,757	3,268,339	$53,926,107
Distributions reinvested	155,447	2,889,760	45,148	721,463
Repurchased	(993,254)	(18,688,787)	(1,944,632)	(32,033,536)
Net increase	1,229,318	$23,141,730	1,368,855	$22,614,034
Class R4 shares
Sold	9,358	$176,086	23,529	$387,089
Distributions reinvested	3,008	55,854	1,253	20,013
Repurchased	(4,175)	(78,150)	(20,056)	(319,160)
Net increase	8,191	$153,790	4,726	$87,942
Class R6 shares
Sold	558,209	$10,518,642	1,528,298	$24,965,111
Distributions reinvested	162,464	3,016,949	68,756	1,097,349
Repurchased	(688,146)	(12,880,150)	(615,570)	(10,065,541)
Net increase	32,527	$655,441	981,484	$15,996,919
Class 1 shares
Sold	859,651	$16,190,323	1,953,304	$32,196,009
Distributions reinvested	351,151	6,520,867	152,190	2,428,948
Repurchased	(492,287)	(9,266,365)	(799,403)	(13,008,162)
Net increase	718,515	$13,444,825	1,306,091	$21,616,795
Total net increase	1,988,551	$37,395,786	3,661,156	$60,315,690

2055 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,680,662	$46,156,050	5,356,833	$80,682,176
Distributions reinvested	304,721	5,177,216	98,423	1,438,945
Repurchased	(1,437,245)	(24,721,975)	(3,039,654)	(45,724,721)
Net increase	1,548,138	$26,611,291	2,415,602	$36,396,400
Class R4 shares
Sold	5,843	$99,914	22,343	$335,273
Distributions reinvested	3,391	57,471	1,561	22,761
Repurchased	(11,731)	(199,504)	(28,110)	(419,654)
Net decrease	(2,497)	$(42,119)	(4,206)	$(61,620)
Class R6 shares
Sold	808,848	$13,918,981	1,849,829	$27,327,266
Distributions reinvested	258,326	4,378,620	124,895	1,819,724
Repurchased	(1,215,279)	(20,731,032)	(1,087,277)	(16,222,063)
Net increase (decrease)	(148,105)	$(2,433,431)	887,447	$12,924,927
Class 1 shares
Sold	1,114,297	$19,264,096	2,193,313	$33,141,782
Distributions reinvested	608,954	10,327,865	282,344	4,119,401
Repurchased	(748,719)	(12,869,558)	(1,599,164)	(23,804,374)
Net increase	974,532	$16,722,403	876,493	$13,456,809
Total net increase	2,372,068	$40,858,144	4,175,336	$62,716,516

| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	48

2050 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,439,311	$59,770,460	6,641,179	$101,330,780
Distributions reinvested	365,168	6,295,502	136,704	2,020,483
Repurchased	(2,136,121)	(37,160,547)	(4,064,922)	(61,912,611)
Net increase	1,668,358	$28,905,415	2,712,961	$41,438,652
Class R4 shares
Sold	10,153	$177,389	22,752	$344,424
Distributions reinvested	3,358	57,796	2,086	30,791
Repurchased	(6,610)	(116,435)	(47,940)	(723,249)
Net increase (decrease)	6,901	$118,750	(23,102)	$(348,034)
Class R6 shares
Sold	1,159,335	$20,273,816	2,461,795	$36,929,659
Distributions reinvested	317,620	5,459,882	162,998	2,402,591
Repurchased	(1,326,595)	(22,920,113)	(1,202,126)	(18,033,145)
Net increase	150,360	$2,813,585	1,422,667	$21,299,105
Class 1 shares
Sold	1,259,556	$21,936,224	3,367,418	$51,107,998
Distributions reinvested	666,942	11,478,067	338,445	4,992,060
Repurchased	(1,305,471)	(22,799,005)	(1,878,422)	(28,639,922)
Net increase	621,027	$10,615,286	1,827,441	$27,460,136
Total net increase	2,446,646	$42,453,036	5,939,967	$89,849,859

2045 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,963,935	$66,123,053	8,001,685	$118,029,013
Distributions reinvested	498,531	8,225,767	183,595	2,623,567
Repurchased	(2,101,794)	(35,054,882)	(4,808,800)	(70,770,974)
Net increase	2,360,672	$39,293,938	3,376,480	$49,881,606
Class R4 shares
Sold	8,612	$143,453	27,430	$401,002
Distributions reinvested	7,647	125,710	4,174	59,438
Repurchased	(26,474)	(442,124)	(49,113)	(718,213)
Net decrease	(10,215)	$(172,961)	(17,509)	$(257,773)
Class R6 shares
Sold	1,109,100	$18,582,020	2,771,965	$40,280,384
Distributions reinvested	382,807	6,308,652	195,725	2,792,991
Repurchased	(1,821,499)	(30,200,691)	(1,428,572)	(20,955,742)
Net increase (decrease)	(329,592)	$(5,310,019)	1,539,118	$22,117,633
Class 1 shares
Sold	1,516,052	$25,347,797	3,678,362	$54,381,729
Distributions reinvested	920,321	15,157,691	457,399	6,522,515
Repurchased	(1,297,546)	(21,622,989)	(2,731,409)	(40,005,125)
Net increase	1,138,827	$18,882,499	1,404,352	$20,899,119
Total net increase	3,159,692	$52,693,457	6,302,441	$92,640,585

49	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2040 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,557,522	$72,593,908	8,508,574	$121,025,480
Distributions reinvested	493,345	7,789,922	224,834	3,089,214
Repurchased	(2,438,343)	(38,946,022)	(4,585,998)	(64,967,422)
Net increase	2,612,524	$41,437,808	4,147,410	$59,147,272
Class R4 shares
Sold	3,673	$58,471	10,567	$149,654
Distributions reinvested	2,111	33,291	1,405	19,284
Repurchased	(1,207)	(19,670)	(13,680)	(186,464)
Net increase (decrease)	4,577	$72,092	(1,708)	$(17,526)
Class R6 shares
Sold	1,176,537	$18,774,549	3,100,034	$43,297,996
Distributions reinvested	461,334	7,270,631	295,231	4,050,564
Repurchased	(2,446,180)	(38,941,424)	(2,057,481)	(29,274,037)
Net increase (decrease)	(808,309)	$(12,896,244)	1,337,784	$18,074,523
Class 1 shares
Sold	2,176,896	$34,668,711	4,685,566	$66,442,638
Distributions reinvested	976,313	15,386,695	613,664	8,419,465
Repurchased	(2,309,917)	(36,660,690)	(2,869,659)	(40,737,891)
Net increase	843,292	$13,394,716	2,429,571	$34,124,212
Total net increase	2,652,084	$42,008,372	7,913,057	$111,328,481

2035 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,310,659	$79,309,085	9,879,741	$132,476,373
Distributions reinvested	522,262	7,724,255	317,160	4,110,396
Repurchased	(2,465,778)	(36,773,258)	(4,517,705)	(60,469,075)
Net increase	3,367,143	$50,260,082	5,679,196	$76,117,694
Class R4 shares
Sold	9,891	$147,215	30,840	$411,725
Distributions reinvested	8,310	122,820	7,077	91,652
Repurchased	(8,349)	(125,657)	(63,991)	(852,443)
Net increase (decrease)	9,852	$144,378	(26,074)	$(349,066)
Class R6 shares
Sold	1,393,300	$20,760,134	3,860,387	$50,642,391
Distributions reinvested	429,729	6,342,802	376,230	4,868,412
Repurchased	(3,102,995)	(45,997,207)	(2,277,667)	(30,277,939)
Net increase (decrease)	(1,279,966)	$(18,894,271)	1,958,950	$25,232,864
Class 1 shares
Sold	2,074,321	$30,947,522	4,260,209	$56,985,203
Distributions reinvested	1,008,442	14,894,687	842,328	10,908,152
Repurchased	(2,941,113)	(43,924,766)	(3,787,037)	(50,370,793)
Net increase	141,650	$1,917,443	1,315,500	$17,522,562
Total net increase	2,238,679	$33,427,632	8,927,572	$118,524,054

| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	50

2030 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,975,763	$96,186,028	12,810,973	$161,525,504
Distributions reinvested	656,129	8,969,278	435,948	5,305,485
Repurchased	(3,078,707)	(42,478,054)	(5,871,407)	(73,680,456)
Net increase	4,553,185	$62,677,252	7,375,514	$93,150,533
Class R4 shares
Sold	14,253	$196,592	32,801	$413,157
Distributions reinvested	12,075	164,818	11,436	138,943
Repurchased	(11,170)	(154,562)	(74,361)	(923,596)
Net increase (decrease)	15,158	$206,848	(30,124)	$(371,496)
Class R6 shares
Sold	1,392,595	$19,216,370	3,900,798	$49,228,890
Distributions reinvested	512,778	7,004,552	505,206	6,138,256
Repurchased	(3,301,413)	(45,405,988)	(3,009,526)	(37,651,464)
Net increase (decrease)	(1,396,040)	$(19,185,066)	1,396,478	$17,715,682
Class 1 shares
Sold	1,412,575	$19,534,141	4,704,459	$59,227,158
Distributions reinvested	952,062	12,995,644	901,406	10,952,085
Repurchased	(3,191,318)	(44,002,870)	(4,799,718)	(60,149,814)
Net increase (decrease)	(826,681)	$(11,473,085)	806,147	$10,029,429
Total net increase	2,345,622	$32,225,949	9,548,015	$120,524,148

2025 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,533,689	$82,884,441	14,631,712	$171,967,255
Distributions reinvested	866,413	10,847,491	580,636	6,601,834
Repurchased	(3,932,685)	(49,909,448)	(7,027,842)	(82,458,605)
Net increase	3,467,417	$43,822,484	8,184,506	$96,110,484
Class R4 shares
Sold	6,023	$76,311	18,654	$220,001
Distributions reinvested	4,854	60,678	4,903	55,654
Repurchased	(10,312)	(130,539)	(46,026)	(538,931)
Net increase (decrease)	565	$6,450	(22,469)	$(263,276)
Class R6 shares
Sold	613,466	$7,777,629	3,125,815	$36,428,169
Distributions reinvested	350,354	4,379,419	354,046	4,018,418
Repurchased	(2,194,391)	(27,824,104)	(3,566,347)	(41,985,623)
Net decrease	(1,230,571)	$(15,667,056)	(86,486)	$(1,539,036)
Class 1 shares
Sold	745,201	$9,450,673	2,424,996	$28,517,034
Distributions reinvested	626,048	7,819,343	679,333	7,703,633
Repurchased	(3,256,641)	(41,255,955)	(4,994,174)	(58,514,358)
Net decrease	(1,885,392)	$(23,985,939)	(1,889,845)	$(22,293,691)
Total net increase	352,019	$4,175,939	6,185,706	$72,014,481

51	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2020 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,113,407	$25,219,374	4,592,614	$51,099,521
Distributions reinvested	445,828	5,229,557	351,291	3,783,401
Repurchased	(1,363,897)	(16,236,446)	(2,385,237)	(26,525,992)
Net increase	1,195,338	$14,212,485	2,558,668	$28,356,930
Class R4 shares
Sold	4,388	$52,196	9,975	$110,954
Distributions reinvested	3,840	44,963	3,486	37,478
Repurchased	(1,542)	(18,207)	(13,350)	(146,601)
Net increase	6,686	$78,952	111	$1,831
Class R6 shares
Sold	534,769	$6,358,724	1,702,043	$18,841,091
Distributions reinvested	182,092	2,135,941	175,636	1,889,848
Repurchased	(955,447)	(11,374,567)	(1,746,570)	(19,374,402)
Net increase (decrease)	(238,586)	$(2,879,902)	131,109	$1,356,537
Class 1 shares
Sold	347,387	$4,139,105	1,123,470	$12,442,214
Distributions reinvested	269,529	3,156,187	303,021	3,257,478
Repurchased	(1,152,550)	(13,682,579)	(3,035,871)	(33,605,401)
Net decrease	(535,634)	$(6,387,287)	(1,609,380)	$(17,905,709)
Total net increase	427,804	$5,024,248	1,080,508	$11,809,589

2015 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	316,723	$3,553,101	1,160,217	$12,369,667
Distributions reinvested	132,203	1,463,492	103,654	1,065,559
Repurchased	(460,058)	(5,191,022)	(533,223)	(5,654,393)
Net increase (decrease)	(11,132)	$(174,429)	730,648	$7,780,833
Class R4 shares
Sold	505	$5,677	2,584	$27,453
Distributions reinvested	82	902	293	3,008
Repurchased	(187)	(2,078)	(9,462)	(104,056)
Net increase (decrease)	400	$4,501	(6,585)	$(73,595)
Class R6 shares
Sold	52,397	$588,792	799,646	$8,504,039
Distributions reinvested	74,010	818,556	89,420	917,453
Repurchased	(413,703)	(4,683,461)	(904,476)	(9,542,052)
Net decrease	(287,296)	$(3,276,113)	(15,410)	$(120,560)
Class 1 shares
Sold	144,322	$1,625,637	731,709	$7,718,759
Distributions reinvested	94,899	1,048,633	90,709	930,676
Repurchased	(531,520)	(5,990,942)	(989,790)	(10,513,355)
Net decrease	(292,299)	$(3,316,672)	(167,372)	$(1,863,920)
Total net increase (decrease)	(590,327)	$(6,762,713)	541,281	$5,722,758

| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	52

2010 Lifetime Blend Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	423,246	$4,581,274	938,806	$9,621,581
Distributions reinvested	78,611	834,847	61,302	609,344
Repurchased	(241,770)	(2,616,484)	(515,172)	(5,293,844)
Net increase	260,087	$2,799,637	484,936	$4,937,081
Class R4 shares
Sold	15	$155	27	$288
Distributions reinvested	5	53	5	47
Repurchased	(39)	(420)	—	—
Net increase (decrease)	(19)	$(212)	32	$335
Class R6 shares
Sold	75,033	$814,857	572,283	$5,873,084
Distributions reinvested	49,103	520,491	52,417	519,979
Repurchased	(355,807)	(3,852,489)	(497,173)	(5,041,356)
Net increase (decrease)	(231,671)	$(2,517,141)	127,527	$1,351,707
Class 1 shares
Sold	255,791	$2,755,434	886,636	$9,146,459
Distributions reinvested	129,300	1,369,283	120,315	1,192,319
Repurchased	(838,759)	(9,057,151)	(1,186,393)	(12,131,667)
Net decrease	(453,668)	$(4,932,434)	(179,442)	$(1,792,889)
Total net increase (decrease)	(425,271)	$(4,650,150)	433,053	$4,496,234
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2070 Lifetime Blend Portfolio	A	24%
2070 Lifetime Blend Portfolio	R6	36%
2070 Lifetime Blend Portfolio	1	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	R6	1%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	R6	1%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	97%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2070 Lifetime Blend Portfolio	$18,388	$4,302,722	$4,356	$1,428,057
2065 Lifetime Blend Portfolio	120,506	29,590,622	50,000	4,976,544
2060 Lifetime Blend Portfolio	291,180	52,005,717	189,577	16,617,932
2055 Lifetime Blend Portfolio	456,404	65,551,347	369,449	27,366,317
2050 Lifetime Blend Portfolio	590,029	79,508,855	467,360	38,793,576
53	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2045 Lifetime Blend Portfolio	$971,297	$98,100,202	$789,258	$49,550,736
2040 Lifetime Blend Portfolio	1,408,721	110,308,206	1,211,324	71,264,178
2035 Lifetime Blend Portfolio	5,765,906	114,602,644	2,728,859	81,347,136
2030 Lifetime Blend Portfolio	9,589,886	107,896,261	5,787,099	75,430,183
2025 Lifetime Blend Portfolio	8,959,288	67,443,764	6,425,140	68,788,932
2020 Lifetime Blend Portfolio	4,570,568	33,170,168	3,632,306	32,236,115
2015 Lifetime Blend Portfolio	1,306,121	7,274,243	1,313,545	15,225,501
2010 Lifetime Blend Portfolio	1,637,962	9,406,016	1,565,580	15,227,291
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
2050 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.0%
2045 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.5%
2040 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.4%
2035 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.8%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	7,203	$12,693	$135,761	$(49,166)	$(241)	$924	$1,202	—	$99,971
Emerging Markets Debt	2,408	2,477	26,936	(9,738)	(28)	289	274	—	19,936
High Yield	4,873	1,883	20,383	(7,342)	(11)	(51)	243	—	14,862
International Strategic Equity Allocation	68,998	116,994	1,129,773	(377,836)	2,455	79,402	18,342	—	950,788
John Hancock Collateral Trust	18,458	60,682	937,601	(815,670)	533	1,485	1,525	—	184,631
U.S. Sector Rotation	80,572	146,080	1,425,888	(452,314)	(20,924)	(6,979)	6,170	$39,170	1,091,751
					$(18,216)	$75,070	$27,756	$39,170	$2,361,939
2065 Lifetime Blend Portfolio
Bond	340,198	$3,591,096	$1,211,498	$(155,420)	$(1,774)	$76,554	$99,687	—	$4,721,954
Emerging Markets Debt	113,404	700,575	247,481	(38,724)	1,675	27,982	23,550	—	938,989
High Yield	228,789	531,918	189,101	(16,733)	(52)	(6,426)	20,596	—	697,808
International Strategic Equity Allocation	3,242,987	33,518,085	6,154,478	(1,272,560)	181,163	6,107,194	1,105,040	—	44,688,360
John Hancock Collateral Trust*	23,045	34,138	26,202,451	(26,006,987)	691	223	1,435	—	230,516
U.S. Sector Rotation	3,808,003	41,851,031	11,051,932	(1,586,685)	120,210	161,958	370,794	$2,353,996	51,598,446
					$301,913	$6,367,485	$1,621,102	$2,353,996	$102,876,073
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	54

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2060 Lifetime Blend Portfolio
Bond	824,670	$9,413,569	$2,551,481	$(706,420)	$(2,171)	$189,961	$247,884	—	$11,446,420
Emerging Markets Debt	274,902	1,837,092	492,817	(127,776)	5,276	68,780	58,647	—	2,276,189
High Yield	554,605	1,396,612	401,728	(91,023)	38	(15,809)	51,207	—	1,691,546
International Strategic Equity Allocation	7,946,557	87,846,841	10,818,911	(4,820,107)	774,799	14,883,112	2,740,671	—	109,503,556
John Hancock Collateral Trust*	34,323	86,299	56,106,715	(55,851,498)	1,727	89	3,151	—	343,332
U.S. Sector Rotation	9,286,820	109,686,483	19,298,271	(4,060,934)	317,434	595,158	917,674	$5,825,887	125,836,412
					$1,097,103	$15,721,291	$4,019,234	$5,825,887	$251,097,455
2055 Lifetime Blend Portfolio
Bond	1,294,389	$15,272,014	$3,623,452	$(1,228,907)	$(17,619)	$317,173	$391,900	—	$17,966,113
Emerging Markets Debt	431,482	2,979,367	784,465	(308,866)	14,076	103,628	92,778	—	3,572,670
High Yield	870,500	2,262,455	582,454	(165,184)	532	(25,233)	81,060	—	2,655,024
International Strategic Equity Allocation	12,486,618	142,543,948	13,098,629	(8,396,254)	1,458,773	23,360,497	4,341,341	—	172,065,593
John Hancock Collateral Trust*	20,382	65,609	94,250,443	(94,111,553)	(611)	(9)	2,898	—	203,879
U.S. Sector Rotation	14,634,241	177,981,863	26,207,408	(7,542,285)	776,875	870,105	1,447,894	$9,192,002	198,293,966
					$2,232,026	$24,626,161	$6,357,871	$9,192,002	$394,757,245
2050 Lifetime Blend Portfolio
Bond	1,647,082	$19,920,162	$3,867,831	$(1,315,380)	$(18,099)	$406,986	$509,712	—	$22,861,500
Emerging Markets Debt	550,240	3,882,548	839,785	(319,954)	13,536	140,072	120,737	—	4,555,987
High Yield	1,113,535	2,954,546	595,227	(121,552)	(73)	(31,867)	105,405	—	3,396,281
International Strategic Equity Allocation	16,111,550	184,730,916	15,429,094	(10,424,827)	1,768,858	30,513,119	5,626,085	—	222,017,160
John Hancock Collateral Trust*	873,648	17,978	244,141,618	(235,418,061)	(1,924)	(507)	18,592	—	8,739,104
U.S. Sector Rotation	18,732,097	231,716,835	29,801,978	(9,884,724)	993,129	1,192,690	1,881,524	$11,944,920	253,819,908
					$2,755,427	$32,220,493	$8,262,055	$11,944,920	$515,389,940
2045 Lifetime Blend Portfolio
Bond	2,503,650	$26,918,246	$8,619,640	$(1,339,737)	$(16,380)	$568,894	$718,447	—	$34,750,663
Emerging Markets Debt	1,505,359	10,010,372	2,570,986	(514,530)	21,223	376,320	312,961	—	12,464,371
High Yield	3,068,804	7,600,468	2,149,181	(303,577)	(434)	(85,787)	274,520	—	9,359,851
International Strategic Equity Allocation	17,551,733	207,582,526	13,721,023	(15,387,265)	3,101,118	32,845,479	6,300,084	—	241,862,881
55	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	902,362	$3,372,222	$93,383,642	$(87,729,520)	$228	$(253)	$10,419	—	$9,026,319
U.S. Sector Rotation	20,306,721	253,550,728	28,158,915	(8,938,050)	890,159	1,494,314	2,059,377	$13,074,023	275,156,066
					$3,995,914	$35,198,967	$9,675,808	$13,074,023	$582,620,151
2040 Lifetime Blend Portfolio
Bond	5,159,517	$60,027,237	$12,927,278	$(2,529,778)	$(29,930)	$1,219,286	$1,552,174	—	$71,614,093
Emerging Markets Debt	2,759,077	19,627,089	3,490,290	(1,037,175)	47,841	717,114	601,898	—	22,845,159
High Yield	5,909,316	14,921,096	3,659,281	(388,868)	1,186	(169,281)	537,909	—	18,023,414
International Strategic Equity Allocation	17,952,983	212,691,451	17,017,055	(18,687,423)	3,780,057	32,590,973	6,413,664	—	247,392,113
John Hancock Collateral Trust*	391,493	231,109	208,004,837	(204,316,473)	(2,940)	(425)	18,961	—	3,916,108
U.S. Sector Rotation	20,136,951	250,924,201	30,789,074	(11,297,550)	1,039,621	1,400,339	2,067,082	$13,122,937	272,855,685
					$4,835,835	$35,758,006	$11,191,688	$13,122,937	$636,646,572
2035 Lifetime Blend Portfolio
Bond	8,569,768	$104,853,665	$15,132,559	$(3,062,848)	$(30,056)	$2,055,061	$2,648,796	—	$118,948,381
Emerging Markets Debt	4,244,970	31,574,102	3,478,291	(1,115,555)	51,705	1,159,810	951,645	—	35,148,353
Global Senior Loan ETF	220,377	2,674,955	2,892,480	(62,642)	(352)	(76,555)	101,498	—	5,427,886
High Yield	8,917,168	24,003,571	3,896,024	(444,453)	1,727	(259,507)	841,755	—	27,197,362
International Strategic Equity Allocation	16,869,946	201,529,237	15,022,050	(18,304,295)	3,654,926	30,565,941	5,996,714	—	232,467,859
John Hancock Collateral Trust*	1,388,943	2,296,825	254,436,560	(242,835,811)	(3,433)	(545)	14,939	—	13,893,596
U.S. Sector Rotation	21,340,899	269,990,951	30,073,265	(13,664,219)	1,476,248	1,292,934	2,182,942	$13,858,482	289,169,179
					$5,150,765	$34,737,139	$12,738,289	$13,858,482	$722,252,616
2030 Lifetime Blend Portfolio
Bond	9,351,032	$113,576,478	$16,550,621	$(2,537,970)	$8,107	$2,195,088	$2,861,369	—	$129,792,324
Emerging Markets Debt	5,743,851	44,846,332	2,798,595	(1,787,481)	105,632	1,596,008	1,335,315	—	47,559,086
Global Senior Loan ETF	552,678	12,615,827	1,454,800	(258,979)	(2,073)	(197,116)	363,186	—	13,612,459
High Yield	10,777,382	30,482,029	3,096,525	(391,148)	112	(316,502)	1,052,597	—	32,871,016
International Strategic Equity Allocation	13,191,355	159,420,553	10,869,106	(15,562,293)	3,273,321	23,776,187	4,731,762	—	181,776,874
John Hancock Collateral Trust*	72,577	2,222,723	128,256,155	(129,757,615)	4,733	(4)	16,978	—	725,992
U.S. Sector Rotation	18,159,864	233,115,788	20,364,991	(9,651,328)	976,225	1,260,482	1,901,066	$12,068,982	246,066,158
					$4,366,057	$28,314,143	$12,262,273	$12,068,982	$652,403,909
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	56

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2025 Lifetime Blend Portfolio
Bond	8,133,547	$105,334,031	$8,314,295	$(2,729,452)	$14,573	$1,960,191	$2,603,227	—	$112,893,638
Emerging Markets Debt	4,971,572	39,825,014	2,011,773	(2,173,956)	135,869	1,365,916	1,173,915	—	41,164,616
Global Senior Loan ETF	618,833	15,208,739	1,002,198	(740,769)	(6,070)	(222,241)	424,437	—	15,241,857
High Yield	9,082,302	27,076,304	1,731,219	(833,912)	3,595	(276,186)	923,328	—	27,701,020
International Strategic Equity Allocation	7,149,754	92,397,576	6,563,793	(15,357,140)	3,217,276	11,702,102	2,679,760	—	98,523,607
John Hancock Collateral Trust*	1,092,567	44,741,484	438,229,500	(472,040,437)	(137)	(1,463)	11,224	—	10,928,947
U.S. Sector Rotation	9,844,809	127,646,563	12,792,974	(8,359,246)	1,074,054	242,823	1,027,074	$6,520,415	133,397,168
					$4,439,160	$14,771,142	$8,842,965	$6,520,415	$439,850,853
2020 Lifetime Blend Portfolio
Bond	3,682,088	$47,394,640	$4,873,622	$(2,053,279)	$22,970	$869,422	$1,162,333	—	$51,107,375
Emerging Markets Debt	2,179,914	17,776,135	1,093,000	(1,483,641)	92,922	571,270	518,486	—	18,049,686
Global Senior Loan ETF	356,553	8,993,051	575,632	(654,750)	(4,529)	(127,504)	245,792	—	8,781,900
High Yield	4,064,800	12,082,056	1,035,018	(598,872)	5,824	(126,387)	408,630	—	12,397,639
International Strategic Equity Allocation	1,926,155	25,754,225	2,751,354	(5,968,460)	1,215,214	2,790,081	741,194	—	26,542,414
John Hancock Collateral Trust*	181,349	290,938	218,925,491	(217,398,893)	(3,427)	(74)	5,576	—	1,814,035
U.S. Sector Rotation	3,604,417	45,501,694	7,246,943	(4,400,723)	584,293	(92,355)	364,169	$2,311,938	48,839,852
					$1,913,267	$3,884,453	$3,446,180	$2,311,938	$167,532,901
2015 Lifetime Blend Portfolio
Bond	1,105,257	$15,509,858	$862,096	$(1,314,503)	$29,256	$254,266	$371,123	—	$15,340,973
Emerging Markets Debt	633,372	5,753,562	245,980	(962,849)	54,882	152,747	162,733	—	5,244,322
Global Senior Loan ETF	126,718	3,525,639	144,195	(500,594)	(3,886)	(44,290)	92,380	—	3,121,064
High Yield	1,196,912	3,915,296	187,973	(416,123)	3,657	(40,222)	128,488	—	3,650,581
International Strategic Equity Allocation	310,322	5,723,732	655,626	(2,828,540)	674,220	51,203	160,422	—	4,276,241
John Hancock Collateral Trust*	316	2,184	38,446,512	(38,445,429)	(104)	(1)	618	—	3,162
U.S. Sector Rotation	796,937	10,996,658	886,860	(1,212,520)	134,484	(6,979)	85,352	$541,862	10,798,503
					$892,509	$366,724	$1,001,116	$541,862	$42,434,846
2010 Lifetime Blend Portfolio
Bond	873,589	$12,232,929	$1,135,212	$(1,464,921)	$30,431	$191,768	$301,324	—	$12,125,419
Emerging Markets Debt	499,257	4,569,781	343,771	(947,841)	61,849	106,286	132,758	—	4,133,846
57	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Senior Loan ETF	116,600	$3,189,124	$367,528	$(638,671)	$(5,563)	$(40,560)	$87,746	—	$2,871,858
High Yield	952,445	3,120,302	282,320	(467,959)	5,489	(35,194)	105,183	—	2,904,958
International Strategic Equity Allocation	133,954	3,218,064	764,555	(2,532,660)	657,769	(261,846)	93,898	—	1,845,882
John Hancock Collateral Trust*	138	9,648,549	23,247,618	(32,894,814)	105	(82)	1,165	—	1,376
U.S. Sector Rotation	414,534	5,761,989	1,005,482	(1,219,123)	145,399	(76,813)	47,040	$298,638	5,616,934
					$895,479	$(116,441)	$769,114	$298,638	$29,500,273

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	58

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
59	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244523	RL2SA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 7, 2026